INVESCO SENIOR INCOME TRUST

SUPPLEMENT TO THE

STATEMENT ESTABLISHING AND FIXING THE

RIGHTS AND PREFERENCES OF SERIES B

PREFERRED SHARES

INITIALLY DESIGNATING THE VARIABLE RATE DEMAND MODE FOR

THE SERIES B PREFERRED SHARES

(VVR SERIES B)

i

INVESCO SENIOR INCOME TRUST

SUPPLEMENT TO THE

STATEMENT ESTABLISHING AND FIXING THE

RIGHTS AND PREFERENCES OF SERIES B PREFERRED SHARES INITIALLY DESIGNATING THE

VARIABLE RATE DEMAND MODE FOR THE SERIES B PREFERRED SHARES

This Supplement to the Statement Establishing and Fixing the Rights and Preferences of Series B Preferred Shares Initially Designating the Variable Rate Demand Mode for the Series B Preferred Shares (the “Supplement”) designates the Initial Mode (as defined below) as a Variable Rate Demand Mode (as defined below) for the Series B Preferred Shares of Invesco Senior Income Trust (the “Fund”). This Supplement establishes pursuant to Section 3 of the Statement Establishing and Fixing the Rights and Preferences of Series B Preferred Shares, effective on the effective date hereof (the “Statement”), the additional or different terms and conditions of the Series B Preferred Shares for the Variable Rate Demand Mode effective commencing on the Mode Commencement Date and ending on the Mode Termination Date.

ARTICLE 1 DEFINITIONS

1.1. Definitions. The following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires: “Agent Member” has the meaning set forth in the Statement.

“Alternate VRDM Purchase Agreement” means any agreement with a successor liquidity provider replacing the VRDM Purchase Agreement upon its termination in accordance with its terms and containing a purchase obligation substantially identical to the Purchase Obligation therein as determined by the Fund.

“Applicable Base Rate” means One-Month Term SOFR.

“Applicable Percentage” has the meaning set forth in the definition of “Maximum Rate.”

“Applicable Rate Determination” means each periodic operation of the process of determining the Dividend Rate for the VRDM Shares for a Subsequent Dividend Reset Period, as provided in the Remarketing Agreement and Section 2.2.

“Applicable Spread” means, in connection with the Maximum Rate for any Dividend Reset Period (and subject to adjustment as described in the definition of Maximum Rate) (i) when there is not a Failed Remarketing Condition, 200 basis points (2.00%), and (ii) while a Failed Remarketing Condition has occurred or is continuing, 200 basis points (2.00%) (up to 59 days of a continued Failed Remarketing Condition), 225 basis points (2.25%) (60 days but fewer than 90 days of a continued Failed Remarketing Condition), 250 basis points (2.50%) (90 days but fewer than 120 days of a continued Failed Remarketing Condition), 275 basis points (2.75%) (120 days but fewer than 150 days of a continued Failed Remarketing Condition), 300 basis points (3.00%) (150 days but fewer than 180 days of a continued Failed Remarketing Condition), and 400 basis points (4.00%) (180 days or more of a continued Failed Remarketing Condition); provided, that, if at any time when the Applicable Spread is 225 basis points (2.25%), 250 basis points (2.50%), 275 basis points (2.75%), 300 basis points (3.00%) or 400 basis points (4.00%) the Failed Remarketing Condition no longer exists due to the successful Remarketing of all Purchased VRDM Shares, such Applicable Spread of 225 basis points (2.25%), 250 basis points (2.50%), 275 basis points (2.75%), 300 basis points (3.00%) or 400 basis points (4.00%) will continue to be the Applicable Spread in connection with determining the Maximum Rate in effect for each Dividend Reset Period commencing with the first Subsequent Dividend Reset Period after the Failed Remarketing Condition no longer exists through and including the first Subsequent Dividend Reset Period ending on or after the 45th day after the day the Failed Remarketing Condition no longer exists; provided further, that (i) if a new Failed Remarketing Condition occurs prior to the end of such period and the Applicable Spread is then 225 basis points (2.25%), the date such new Failed Remarketing Condition occurs will be deemed to be the 60th day of a continued Failed Remarketing Condition, (ii) if a new Failed Remarketing Condition occurs prior to the end of such period and the Applicable Spread is then 250 basis points (2.50%), the date such new Failed Remarketing Condition occurs will be deemed to be the 90th day of a continued Failed Remarketing Condition, (iii) if a new Failed Remarketing Condition occurs prior to the end of such period and the Applicable Spread is then 275 basis points (2.75%), the date such new Failed Remarketing Condition occurs will be deemed to be the 120th day of a continued Failed Remarketing Condition, (iv) if a new Failed Remarketing Condition occurs prior to the end of such period and the Applicable Spread is then 300 basis points (3.00%), the date such new Failed Remarketing Condition occurs will be deemed to be the 150th day of a continued Failed Remarketing Condition, and (v) if a new Failed Remarketing Condition occurs prior to the end of such period and the Applicable Spread is then 400 basis points (4.00%), the date such new Failed Remarketing Condition occurs will be deemed to be the 180th day of a continued Failed Remarketing Condition, in each case, solely for purposes of determining the Applicable Spread.

“Beneficial Owner” means a Person, including the Liquidity Provider to the extent it is at any time the beneficial owner of VRDM Shares (irrespective of any assignment or transfer by the Liquidity Provider of its voting rights), in whose name VRDM Shares are recorded as beneficial owner of such VRDM Shares by the Securities Depository, an Agent Member or other securities intermediary on the records of such Securities Depository, Agent Member or securities intermediary, as the case may be, or such Person’s subrogee.

“Board of Trustees” has the meaning set forth in the Statement.

“Business Day” has the meaning set forth in the Statement.

“Code” has the meaning set forth in the Statement.

“Common Shares” has the meaning set forth in the Statement.

“Credit Facility” means the secured revolving credit facility agreement, dated as of July 11, 2023, as amended, among Société Générale and The Toronto-Dominion Bank, acting through its New York branch, and the Fund, as borrower, as it may be amended or modified from time to time, or any replacement or subsequent credit facility of the Fund as borrower.

“Custodian” has the meaning set forth in the Statement.

“Date of Original Issue,” with respect to any Series B Share, means the date on which the Fund initially issued such Series B Share.

“Declaration” has the meaning set forth in the Statement.

“Deposit Securities” has the meaning set forth in the Statement.

“Dividend Payment Date” means the first Business Day of the month next following each Dividend Period, the New Mode Commencement Date, if any, and each other date designated for the payment of dividends in accordance with this Supplement, including, as applicable, any Special Dividend Payment Date.

“Dividend Period,” means the period from, and including, the Date of Original Issue in connection with the initial issuance of VRDM Shares to, but excluding, the initial Dividend Payment Date for the VRDM Shares and any period thereafter from, and including, one Dividend Payment Date for the VRDM Shares to, but excluding, the next succeeding Dividend Payment Date for the VRDM Shares.

“Dividend Rate” means the dividend rate per annum on any VRDM Shares for a Dividend Reset Period determined as set forth in Section 2.1(a)(i) or in the definition of “Maximum Rate.”

“Dividend Reset Period” means the Initial Dividend Reset Period and any Subsequent Dividend Reset Period.

“Effective Leverage Ratio” has the meaning set forth in the VRDM Fee Agreement.

“Effective Leverage Ratio Cure Period” has the meaning set forth in the VRDM Fee Agreement.

“Electronic Means” has the meaning set forth in the Statement.

“Exchange Act” means the U.S. Securities Exchange Act of 1934, as amended.

“Extraordinary Corporate Event” means, as to the Liquidity Provider, (i) the consolidation or amalgamation with, or the merger with and into, or the transfer of all or substantially all of the Liquidity Provider’s assets to, another entity, or (ii) the dissolution, for any reason, of the Liquidity Provider other than in connection with the consolidation or amalgamation with, or the merger with and into, or the transfer of all or substantially all of the Liquidity Provider’s assets to, another entity; provided, however, that with respect to (i) above, an Extraordinary Corporate Event does not include any of the listed occurrences where (x) the surviving entity, or transferee of all or substantially all of the Liquidity Provider’s assets, (a) assumes all of the obligations of the Liquidity Provider under the terms of the VRDM Purchase Agreement and (b) has short-term debt ratings in one of the two highest rating categories from the Requisite NRSROs or such other short-term debt ratings, if any, as may be required for the VRDM Shares to satisfy the eligibility criteria under Rule 2a-7 under the 1940 Act and (y) the Liquidity Provider has provided notice in writing to the Fund confirming the information described in clause (x) at least 10 days prior to the scheduled date of the applicable listed occurrence in clause (i) above.

“Failed Remarketing Condition” means a Failed Remarketing Condition—Purchased VRDM Shares or a Failed Remarketing Condition—Unpurchased VRDM Shares.

“Failed Remarketing Condition—Purchased VRDM Shares” means that the Liquidity Provider acquires and continues to be the beneficial owner for federal income tax purposes of any VRDM Shares in connection with purchases made pursuant to the Purchase Obligation (whether as a result of an unsuccessful Remarketing or a Mandatory Purchase) on any Purchase Date including VRDM Shares the Liquidity Provider continues to be the beneficial owner of for federal income tax purposes after the expiration or termination of the VRDM Purchase Agreement.

“Failed Remarketing Condition—Purchased VRDM Shares Redemption” means redemption by the Fund, at a redemption price equal to $100,000 per share plus accumulated but unpaid dividends thereon (whether or not earned or declared) to, but excluding, the date fixed by the Board of Trustees for redemption, of VRDM Shares that the Liquidity Provider shall have acquired pursuant to the Purchase Obligation and that the Liquidity Provider was and continued to be the beneficial owner of for federal income tax purposes for a period of six months during which such VRDM Shares cannot be successfully remarketed (i.e., a Failed Remarketing Condition—Purchased VRDM Shares shall have occurred and be continuing for such period of time with respect to such VRDM Shares), determined by the Fund on a first-in, first-out basis, in accordance with and subject to the provisions of the VRDM Fee Agreement and this Supplement.

“Failed Remarketing Condition—Unpurchased VRDM Shares” means that a Beneficial Owner (other than the Liquidity Provider or its affiliates) continues to hold VRDM Shares, that were subject to a proper Tender, after any Purchase Date as a result of the failure by the Liquidity Provider for any reason to purchase such VRDM Shares pursuant to the Purchase Obligation (whether as a result of an unsuccessful Remarketing or a Mandatory Purchase) (“Unpurchased VRDM Shares”), until such time as all Outstanding Unpurchased VRDM Shares are (i) successfully remarketed pursuant to a Remarketing, (ii) purchased by the Liquidity Provider pursuant to the Purchase Obligation, or (iii) if not successfully remarketed pursuant to a Remarketing or purchased by the Liquidity Provider, pursuant to the Purchase Obligation, the subject of a properly tendered Notice of Revocation (or any combination of the foregoing); and any Unpurchased VRDM Shares shall be deemed tendered for Remarketing until the earliest to occur of the foregoing events (i), (ii) or (iii) with respect to such Unpurchased VRDM Shares.

“Failed Remarketing Condition Redemption Liquidity Account” has the meaning specified in Section 2.11(b)(ii)(B).

“Failure to Deposit” means a failure by the Fund to pay to the Tender and Paying Agent, not later than 12:00 noon, New York City time, (A) on the Business Day immediately preceding any Dividend Payment Date for VRDM Shares, in funds available on such Dividend Payment Date in The City of New York, New York, the full amount of any dividend (whether or not earned or declared) to be paid on such Dividend Payment Date on any VRDM Share or (B) on the Business Day immediately preceding any redemption date in funds available on such redemption date for VRDM Shares in The City of New York, New York, the Redemption Price to be paid on such redemption date for any VRDM Share after Notice of Redemption is provided pursuant to Section 2.11; provided, however, that the foregoing clause (B) shall not apply to the Fund’s failure to pay the Redemption Price in respect of VRDM Shares when the related Notice of Redemption provides that redemption of such shares is subject to one or more conditions precedent and any such condition precedent shall not have been satisfied at the time or times and in the manner specified in such Notice of Redemption.

“Final Notice of Purchase” means, in connection with an Optional Tender or a Mandatory Tender, a Notice of Purchase delivered by the Tender and Paying Agent to the Liquidity Provider (or directly to the Liquidity Provider by Beneficial Owners or their Agent Members, in the case of an Optional Tender, or Holders, in the case of a Mandatory Tender, if there is no Tender and Paying Agent or for any reason the Tender and Paying Agent does not perform its obligations) on the Purchase Date indicating the number of VRDM Shares to be purchased on such date pursuant to the Purchase Obligation, or, in connection with a Mandatory Purchase, the Mandatory Purchase Notice delivered by the Fund or the Tender and Paying Agent on behalf of the Fund.

“Holder” has the meaning set forth in the Statement.

“Initial Dividend Reset Period” means the period commencing on, and including, the Date of Original Issue and ending on, and including, Wednesday, October 30, 2024.

“Initial Mode” has the meaning set forth in the Statement.

“Investment Adviser” has the meaning set forth in the Statement.

“Late Charge” has the meaning specified in Section 2.1(a)(i)(C).

“Liquidation Preference” has the meaning set forth in the Statement.

“Liquidity Account Investments” has the meaning set forth in the Statement.

“Liquidity Provider” means any entity acting in such capacity pursuant to a VRDM Purchase Agreement, initially, The Toronto-Dominion Bank, acting through its New York branch

“Liquidity Provider Ratings Event” means the Liquidity Provider shall fail to maintain at any time short-term debt ratings in one of the two highest ratings categories from the Requisite NRSROs or such other short-term debt ratings, if any, as may be required for the VRDM Shares to satisfy the eligibility criteria under Rule 2a-7 under the 1940 Act.

“Liquidity Provider Ratings Event Termination Date” means the date established by the Tender and Paying Agent, acting upon instructions of the Fund pursuant to the Tender and Paying Agent Agreement, for termination of the VRDM Purchase Agreement upon the occurrence of a Liquidity Provider Ratings Event, which date shall be not less than 16 days nor more than 30 days following such Liquidity Provider Ratings Event.

“Mandatory Purchase” means the mandatory purchase of Outstanding VRDM Shares by the Liquidity Provider pursuant to the VRDM Purchase Agreement in connection with a Mandatory Purchase Event.

“Mandatory Purchase Date” means the Purchase Date for a Mandatory Purchase determined in accordance with this Supplement and the VRDM Purchase Agreement.

“Mandatory Purchase Event” means (i) in connection with the termination of the VRDM Purchase Agreement due to its expiration as of a Scheduled Termination Date, by the fifteenth day prior to any such Scheduled Termination Date, (a) the Liquidity Provider shall not have agreed to an extension or further extension of the Scheduled Termination Date to a date not earlier than 180 days from the Scheduled Termination Date of the VRDM Purchase Agreement then in effect, and (b) the Fund shall not have obtained and delivered to the Tender and Paying Agent an Alternate VRDM Purchase Agreement with a termination date not earlier than 180 days from the Scheduled Termination Date of the VRDM Purchase Agreement then in effect, or (ii) in connection with the termination of the VRDM Purchase Agreement due to a Liquidity Provider Ratings Event or Related Party Termination Event, by the fifteenth day prior to the Liquidity Provider Ratings Event Termination Date or Related Party Termination Date, as the case may be, the Fund shall not have obtained and delivered to the Tender and Paying Agent an Alternate VRDM Purchase Agreement with a termination date not earlier than 180 days from the Liquidity Provider Ratings Event Termination Date or Related Party Termination Date, as the case may be, of the VRDM Purchase Agreement then in effect. The Mandatory Purchase Event shall be deemed to occur on such fifteenth day prior to any Scheduled Termination Date, Liquidity Provider Ratings Event Termination Date or Related Party Termination Date, as the case may be.

“Mandatory Purchase Notice” means, in connection with the Mandatory Purchase of VRDM Shares, a notice delivered by the Fund or the Tender and Paying Agent on behalf of the Fund to the Holders and the Liquidity Provider specifying a Mandatory Purchase Date.

“Mandatory Tender,” with respect to a Mandatory Tender Event, means the mandatory tender of all VRDM Shares by Holders for Remarketing or, in the event (i) no Remarketing occurs on or before the Purchase Date or (ii) pursuant to an attempted Remarketing, VRDM Shares remain unsold and the Remarketing Agent does not purchase for its own account the unsold VRDM Shares tendered to the Tender and Paying Agent for Remarketing (provided, that the Remarketing Agent may seek to sell such VRDM Shares in a subsequent Remarketing prior to the Purchase Date), for purchase by the Liquidity Provider at the Purchase Price pursuant to Section 2.5 and the VRDM Purchase Agreement.

“Mandatory Tender Event” means (a) each failure by the Fund to make a scheduled payment of dividends on any VRDM Share on a Dividend Payment Date; (b) the occurrence of a Liquidity Provider Ratings Event (which shall constitute a single Mandatory Tender Event upon the occurrence of such Liquidity Provider Ratings Event, whether or not continuing and whether or not such Liquidity Provider Ratings Event also results in a Mandatory Purchase Event; provided that, a subsequent Liquidity Provider Ratings Event, following restoration of the short-term debt ratings to the requisite level, shall constitute a new Mandatory Tender Event); (c) the Fund fails to pay the Liquidity Provider the applicable fee due in advance under the terms of the VRDM Fee Agreement by seven Business Days prior to the beginning of the month to which such payment relates and the Liquidity Provider (in its sole discretion) thereafter provides written notice to the Fund that such failure to pay such fee constitutes a Mandatory Tender Event; (d) the eighth day prior to the scheduled date of the occurrence of an Extraordinary Corporate Event; (e) the Fund shall have obtained and delivered to the Tender and Paying Agent an Alternate VRDM Purchase Agreement by the fifteenth day prior to the Scheduled Termination Date, Liquidity Provider Ratings Event Termination Date or Related Party Termination Date, as the case may be, of the VRDM Purchase Agreement being replaced; (f) the occurrence of an Optional Early Replacement Event; (g) the Fund shall have provided a Notice of Proposed Mode Change in accordance with this Supplement; or (h) in the event of a breach by the Fund of its Effective Leverage Ratio covenant with the Liquidity Provider in the VRDM Fee Agreement and the failure to cure such breach within 60 days from the date of such breach (which 60-day period would include the Effective Leverage Ratio Cure Period), if the Liquidity Provider (at its option, on a one-time basis as to any one such breach, and in its sole discretion) thereafter provides written notice to the Fund that the failure to timely cure such breach constitutes a Mandatory Tender Event (subject to the Fund curing such breach prior to the delivery date of such notice from the Liquidity Provider).

“Mandatory Tender Notice” means, in connection with the Mandatory Tender of VRDM Shares, a notice delivered in accordance with the VRDM Purchase Agreement by the Fund or the Tender and Paying Agent on behalf of the Fund to the Holders and the Liquidity Provider specifying a Mandatory Tender Event and Purchase Date.

“Market Value” has the meaning set forth in the Statement.

“Maximum Rate” means, on any Rate Determination Date for a Dividend Reset Period or, if applicable, the portion thereof commencing on the day immediately following the day in such Dividend Reset Period that a Failed Remarketing Condition first occurs, the Applicable Percentage of the Applicable Base Rate plus the Applicable Spread. The Maximum Rate will depend on the long-term rating assigned to the VRDM Shares. The Applicable Percentage of the Applicable Base Rate is as follows:

Long Term Ratings*	Applicable Percentage of Applicable Base Rate—No Notification
Moody’s
A1 to Aaa	100%
Baa3 to A2	110%
Below Baa3**	135%

*	And/or the equivalent ratings of another Rating Agency then rating the VRDM Shares utilizing the highest of the ratings of the Rating Agencies then rating the VRDM Shares.
**	Includes unrated, if no Rating Agency is then rating the VRDM Shares.

The Applicable Percentage as so determined and the Applicable Spread may be subject to upward (and, if previously adjusted upward, subsequent downward) adjustment as provided in the Remarketing Agreement, provided that, notwithstanding any provision to the contrary in the Remarketing Agreement, following such adjustment, the Maximum Rate is equal to or higher than the rates determined as set forth above, and immediately following any such upward adjustment, the Fund would be in compliance with the Minimum VRDM Asset Coverage.

A Maximum Rate in effect in respect of a Failed Remarketing Condition will continue to be the Dividend Rate until the first day of the next succeeding Subsequent Dividend Reset Period after a Failed Remarketing Condition no longer exists.

Notwithstanding any provision to the contrary in the Remarketing Agreement, in no event shall the Maximum Rate exceed 15%.

Nothing in Section 4 of the Statement is intended in any way to limit the ability of the Fund to make certain adjustments in the Remarketing Agreement as provided above, subject to the limitations set forth above.

“Minimum VRDM Asset Coverage” means asset coverage, as defined in Section 18(h) of the 1940 Act as of the date of the VRDM Fee Agreement with such changes thereafter as agreed with the prior written consent of the Liquidity Provider, of at least 200% or such higher percentage as required and specified in the VRDM Fee Agreement, but, in any event, not more than 250%, with respect to all outstanding senior securities of the Fund which are stock, including all Outstanding VRDM Shares (or, in each case, if higher, such other asset coverage as may in the future be specified in or under the 1940 Act as the minimum asset coverage for senior securities which are stock of a closed-end investment company as a condition of declaring dividends on its common shares or stock), and shall constitute “Asset Coverage” as defined in the Statement.

“Minimum VRDM Asset Coverage Cure Date” means, with respect to the failure by the Fund to maintain the Minimum VRDM Asset Coverage as of the close of business on a Business Day (as required by Section 2.9), the date that is thirty (30) calendar days following such Business Day.

“Mode Commencement Date” means October 24, 2024.

“Mode Termination Date” means the earlier of (i) the Term Redemption Date and (ii) the date established pursuant to Section 3.1(a) as the final day of the current Mode preceding a successful transition to a new Mode commencing on the New Mode Commencement Date.

“Moody’s” has the meaning set forth in the Statement.

“1940 Act” means the Investment Company Act of 1940, as amended.

“New Mode Commencement Date” has the meaning set forth in Section 3.1(a).

“Notice of Proposed Mode Change” has the meaning specified in Section 3.1(b).

“Notice of Purchase” means, as the context requires, a Preliminary Notice of Purchase or a Final Notice of Purchase, in each case, substantially in the form attached to the VRDM Purchase Agreement.

“Notice of Redemption” has the meaning specified in Section 2.11(c).

“Notice of Revocation” means, in connection with the revocation by a Beneficial Owner or its Agent Member of its Notice of Tender, a notice, substantially in the form attached to the Tender and Paying Agent Agreement, delivered by a Beneficial Owner or its Agent Member to the Tender and Paying Agent indicating an intention to revoke the tender of some or all of the VRDM Shares for sale on a Purchase Date pursuant to Section 2.5.

“Notice of Mode Change” has the meaning specified in Section 3.1(c).

“Notice of Tender” means, in connection with an Optional Tender, a notice, substantially in the form attached to the Tender and Paying Agent Agreement, delivered by a Beneficial Owner or its Agent Member to the Tender and Paying Agent, indicating an intention to tender VRDM Shares for sale on a Purchase Date pursuant to Section 2.5.

“NRSRO” means a “nationally recognized statistical rating organization” within the meaning of Section 3(a)(62) of the Exchange Act that is not an “affiliated person” (as defined in Section 2(a)(3) of the 1940 Act) of the Fund or the Liquidity Provider.

“One-Month Term SOFR” means, on any Rate Determination Date, the most recent Term SOFR Reference Rate for a tenor of one month as published by the Term SOFR Administrator prior to 5:00 pm., New York City time, on such Rate Determination Date. Notwithstanding the foregoing, if One-month Term SOFR in respect of any Dividend Reset Period would otherwise be less than zero (0), One-month Term SOFR for such Dividend Reset Period will be deemed to be zero (0). If the Fund determines that adequate and reasonable methods no longer exist for ascertaining One-month Term SOFR as provided above, the Fund shall replace One-month Term SOFR with a substitute or successor rate that it determines in good faith to be a reasonably comparable index rate, provided that if the Fund determines that it is required to replace One-month Term SOFR and there is an industry accepted substitute or successor index rate, the Fund shall replace One-month Term SOFR with such index rate, and, without shareholder approval, amend or supplement this Supplement as provided in Section 2.14(a) of this Supplement accordingly to implement such replacement, including any conforming changes to tenor and/or spread adjustments, as necessary.

For purposes of the definition of One-Month Term SOFR:

“SOFR” means the Secured Overnight Financing Rate administered by the Federal Reserve Bank of New York (or any successor administrator).

“Term SOFR Administrator” means CME Group Benchmark Administration Limited (or any successor administrator).

“Term SOFR Reference Rate” means the forward-looking term rate administered by the Term SOFR Administrator based on SOFR.

“Optional Early Replacement Event” means the Fund shall have obtained and delivered to the Tender and Paying Agent an Alternate VRDM Purchase Agreement and provided notice thereof (which notice also designates an Optional Early Termination Date) to the Holders, the Remarketing Agent and the Liquidity Provider in accordance with the Tender and Paying Agent Agreement given at any time prior to the 30th calendar day preceding the then-prevailing Scheduled Termination Date. The date of the occurrence of the Optional Early Replacement Event shall be the date of such notice.

“Optional Early Termination Date” means the date established by the Tender and Paying Agent, acting upon instructions of the Fund pursuant to the Tender and Paying Agent Agreement, for termination of the VRDM Purchase Agreement upon the occurrence of an Optional Early Replacement Event, which date shall be not less than 16 days nor more than 30 days following such Optional Early Replacement Event.

“Optional Tender” means any tender of VRDM Shares by a Beneficial Owner or its Agent Member to the Tender and Paying Agent, other than a Mandatory Tender, for Remarketing or, in the event (i) no Remarketing occurs on or before the Purchase Date, or (ii) pursuant to an attempted Remarketing, VRDM Shares remain unsold and the Remarketing Agent does not purchase for its own account the unsold VRDM Shares tendered to the Tender and Paying Agent for Remarketing (provided that the Remarketing Agent may seek to sell such VRDM Shares in a subsequent Remarketing prior to the Purchase Date), for purchase by the Liquidity Provider pursuant to Section 2.5 and the VRDM Purchase Agreement.

“Outstanding” means, as of any date with respect to Preferred Shares of any series, the number of shares of such series theretofore issued by the Fund except, without duplication, (i) any shares of such series theretofore exchanged, redeemed or cancelled or delivered to the Tender and Paying Agent (or other relevant tender and paying agent) for cancellation or redemption by the Fund, (ii) any shares of such series with respect to which, in the case of Series B Shares, the Fund has given a Notice of Redemption and irrevocably deposited with the Tender and Paying Agent sufficient Deposit Securities to redeem such Series B Shares, pursuant to Section 2.11 or, in the case of Preferred Shares of any other series, the Fund has taken the equivalent action under the statement applicable to such shares, (iii) any shares of such Series Bs to which the Fund shall be a Beneficial Owner, and (iv) any shares of such series represented by any certificate in lieu of which a new certificate has been executed and delivered by the Fund; provided, however, with respect to clause (ii), any Series B Share will be deemed to be Outstanding for purposes of the VRDM Purchase Agreement until redeemed by the Fund.

“Person” has the meaning set forth in the Statement.

“Preferred Shares” has the meaning set forth in the Statement.

“Preliminary Notice of Purchase” has the meaning specified in Section 2.6(b).

“Purchase Date,” with respect to any purchase of VRDM Shares, means (i) in connection with an Optional Tender, the date specified in a Notice of Tender, which date shall be no earlier than the seventh day (or, if such day is not a Business Day, the next succeeding Business Day) following delivery to the Tender and Paying Agent of the Notice of Tender, (ii) in connection with a Mandatory Tender, the date specified in the Mandatory Tender Notice (or, if such day is not a Business Day, the next succeeding Business Day), subject to the immediately succeeding sentence below, or (iii) in connection with a Mandatory Purchase, the Mandatory Purchase Date specified in the Mandatory Purchase Notice (or, if such day is not a Business Day, the next succeeding Business

Day). The Purchase Date in respect of a Mandatory Tender Event shall be not later than seven days following the date a Mandatory Tender Notice is sent to Holders by Electronic Means; provided, that: (A) the Purchase Date in connection with the failure of the Fund to pay the applicable fee to the Liquidity Provider may not be later than the last Business Day of the month such payment was due; (B) the Purchase Date in connection with the occurrence of an Extraordinary Corporate Event may not be later than the Business Day immediately preceding the occurrence of the Extraordinary Corporate Event (and, if no earlier Purchase Date is specified in a Mandatory Tender Notice with respect to such Extraordinary Corporate Event, the Business Day immediately preceding the occurrence of the Extraordinary Corporate Event shall be deemed to be the Purchase Date irrespective of the failure to have given or sent a Mandatory Tender Notice); (C) the Purchase Date in connection with the Fund obtaining an Alternate VRDM Purchase Agreement may not be later than the Business Day immediately preceding the termination of the VRDM Purchase Agreement being replaced; and (D) the Purchase Date in connection with a Notice of Proposed Mode Change may not be later than the proposed New Mode Commencement Date.

“Purchase Obligation” means the unconditional and irrevocable obligation of the Liquidity Provider during the term and pursuant to the terms of the VRDM Purchase Agreement to purchase Outstanding VRDM Shares on any Purchase Date at the Purchase Price from Beneficial Owners, in the case of any Optional Tender, and Holders, in the case of any Mandatory Tender or any Mandatory Purchase, in each case following delivery of a Final Notice of Purchase with respect to such VRDM Shares.

“Purchase Price” means an amount equal to the Liquidation Preference of any VRDM Shares to be purchased on a Purchase Date, plus any accumulated but unpaid dividends thereon (whether or not earned or declared), if any, to, but excluding, the relevant Purchase Date.

“Purchased VRDM Shares” means all VRDM Shares purchased by the Liquidity Provider pursuant to Article II of the VRDM Purchase Agreement, so long as the Liquidity Provider is and continues to be the beneficial owner for federal income tax purposes of such VRDM Shares.

“Rate Determination Date” means, with respect to the VRDM Shares, the last day of a Dividend Reset Period for the VRDM Shares or, if such day is not a Business Day, the next succeeding Business Day; provided, however, that the next succeeding Rate Determination Date will be determined without regard to any prior extension of a Rate Determination Date to a Business Day.

“Rating Agency” has the meaning set forth in the Statement.

“Rating Agency Guidelines” means the guidelines provided by each Rating Agency, as may be amended from time to time, applied by such Rating Agency in connection with the Rating Agency’s rating of the Series B Shares.

“Redemption Date” has the meaning specified in Section 2.11(c).

“Redemption Price” means the applicable redemption price specified in Section 2.11(a) or Section 2.11(b).

“Related Party” means a related party for purposes of Section 267(b) or Section 707(b) of the Code, as such provisions may be amended from time to time.

“Related Party Termination Date” means the effective date of the termination of the VRDM Purchase Agreement in accordance with its terms following the occurrence of a Related Party Termination Event.

“Related Party Termination Event” means the Liquidity Provider becoming a Related Party of the Fund other than through the acquisition by the Liquidity Provider of VRDM Shares pursuant to the terms of the VRDM Purchase Agreement.

“Remarketing” means the remarketing of VRDM Shares by the Remarketing Agent on behalf of Beneficial Owners thereof pursuant to an Optional Tender or on behalf of the Holders thereof pursuant to a Mandatory Tender, as provided in the Remarketing Agreement and Article 2 of this Supplement.

“Remarketing Agent” means the entity appointed as such with respect to VRDM Shares by the Board of Trustees and any additional or successor companies or entities appointed by the Board of Trustees which have entered into a Remarketing Agreement with the Fund.

“Remarketing Agreement” means the Remarketing Agreement, if any, with respect to the VRDM Shares, between the Fund, the Remarketing Agent and the Liquidity Provider, if applicable; as amended, modified or supplemented from time to time, or any similar agreement with a successor Remarketing Agent.

“Remarketing Notice” has the meaning specified in Section 2.6(b).

“Remarketing Procedures” means the procedures for conducting Remarketings set forth in Article 2 of this Supplement.

“Requisite NRSROs” means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer; or (ii) if only one NRSRO has issued a rating with respect to such security or class of debt obligations of an issuer at the time a purchaser Acquires (as such term is defined in Rule 2a- 7 under the 1940 Act) the security, that NRSRO.

“S&P” has the meaning set forth in the Statement.

“Scheduled Termination Date” means the date designated as the initial Scheduled Termination Date in the VRDM Purchase Agreement, if any, in effect at such time, or any succeeding date to which the term of such VRDM Purchase Agreement is extended, or, as the case may be, the initial Scheduled Termination Date of any Alternate VRDM Purchase Agreement, or any succeeding date to which the term of the Alternate VRDM Purchase Agreement is extended.

“SEC” has the meaning set forth in the Statement.

“Securities Act” has the meaning set forth in the Statement.

“Securities Depository” has the meaning set forth in the Statement.

“Special Dividend Payment Date” has the meaning set forth in Section 2.1(f).

“Statement” has the meaning set forth in the preamble to this Supplement.

“Subsequent Dividend Reset Period” means the period from, and including, the first day following the Initial Dividend Reset Period to, and including, the next Wednesday (or, if such Wednesday is not a Business Day, the next Business Day) and each subsequent period from, and including, the first day following the end of the previous Subsequent Dividend Reset Period to, and including, the next Wednesday (or, if such Wednesday is not a Business Day, the next Business Day).

“Series B Shares” has the meaning set forth in the preamble to this Supplement.

“Tender” means an Optional Tender or a Mandatory Tender, as applicable.

“Tender and Paying Agent” has the meaning set forth in the Statement.

“Tender and Paying Agent Agreement” has the meaning set forth in the Statement.

“Term Redemption Date” has the meaning set forth in the Statement.

“Variable Rate Demand Mode” means the Mode established for the Series B Shares by the terms and conditions of the Statement as modified by this Supplement.

“VRDM Fee Agreement” means the Variable Rate Demand Mode (VRDM) Fee Agreement, if any, with respect to VRDM Shares, between the Fund and the initial Liquidity Provider, as amended, modified or supplemented from time to time, or any similar agreement with a successor Liquidity Provider.

“VRDM Purchase Agreement” means the Variable Rate Demand Mode (VRDM) Purchase Agreement, if any, with respect to the VRDM Shares, between the Tender and Paying Agent and the initial Liquidity Provider, as amended, modified or supplemented, or any Alternate VRDM Purchase Agreement.

“VRDM Shares” means the Series B Shares in the Variable Rate Demand Mode designated by this Supplement.

1.2. Interpretation.

(a) The headings preceding the text of Sections included in this Supplement are for convenience only and shall not be deemed part of this Supplement or be given any effect in interpreting this Supplement. The use of the masculine, feminine or neuter gender or the singular or plural form of words herein shall not limit any provision of this Supplement. The use of the terms “including” or “include” shall in all cases herein mean “including, without limitation” or “include, without limitation,” respectively. Reference to any Person includes such Person’s successors and assigns to the extent such successors and assigns are permitted by the terms of any applicable agreement, and reference to a Person in a particular capacity excludes such Person in any other capacity or individually. Reference to any agreement (including this Supplement), document or instrument means such agreement, document or instrument as amended or modified and in effect from time to time in accordance with the terms thereof and, if applicable, the terms hereof. Except as otherwise expressly set forth herein, reference to any law means such law as amended, modified, codified, replaced or re-enacted, in whole or in part, including rules, regulations, enforcement procedures and any interpretations promulgated thereunder. References to Sections shall refer to those portions of this Supplement, unless otherwise provided. The use of the terms “hereunder,” “hereof,” “hereto” and words of similar import shall refer to this Supplement as a whole and not to any particular Article, Section or clause of this Supplement.

(b) Subject to Section 3(e) of the Statement, the terms and conditions of the Series B Shares set forth in this Supplement supersede the terms and conditions of the Statement, to the extent inconsistent therewith, for the Variable Rate Demand Mode.

(c) This Supplement shall be effective on the Mode Commencement Date.

ARTICLE 2

TERMS APPLICABLE TO THE

SERIES B PREFERRED SHARES FOR THE VARIABLE RATE DEMAND MODE

2.1. Dividends and Distributions.

(a) Applicable Dividend Rates and Calculation of Dividends.

(i) Applicable Dividend Rates. The Dividend Rate on the VRDM Shares for the Initial Dividend Reset Period shall be equal to 4.96% per annum. For each Subsequent Dividend Reset Period, the Dividend Rate on the VRDM Shares shall be equal to the rate per annum that results from the Applicable Rate Determination on the Rate Determination Date immediately preceding such Subsequent Dividend Reset Period in accordance with Section 2.2; provided, however, that:

(A) if an Applicable Rate Determination for any such Subsequent Dividend

Reset Period is not held for any reason other than as described below, the Dividend Rate for such Subsequent Dividend Reset Period will be adjusted to the Maximum Rate on the Rate Determination Date therefor;

(B) in the event of a Failed Remarketing Condition, the Dividend Rate as of the close of business on the day the Failed Remarketing Condition first occurs will be adjusted to the Maximum Rate as determined for the Dividend Reset Period in which such Failed Remarketing Condition first occurs (with the Applicable Spread subject to adjustment as set forth in the definition of Applicable Spread) and the Maximum Rate will continue to be the Dividend Rate until the first day of the next succeeding Subsequent Dividend Reset Period after a Failed Remarketing Condition no longer exists;

(C) if any Failure to Deposit shall have occurred during any Dividend Period therefor, but, by 12:00 noon, New York City time, on the third Business Day next succeeding the date on which such Failure to Deposit occurred, such Failure to Deposit shall have been cured in accordance with paragraph (b) of this Section 2.1, and the Fund shall have paid to the Tender and Paying Agent as a late charge (“Late Charge”) daily supplemental dividends equal in the aggregate to the sum of (1) if such Failure to Deposit consisted of the failure timely to pay to the Tender and Paying Agent the full amount of dividends with respect to any Dividend Period, an amount computed by multiplying (x) the Dividend Rate for the Dividend Reset Period during which such Failure to Deposit occurred on the Dividend Payment Date for such Dividend Period plus 2.00% by (y) a fraction, the numerator of which shall be the number of days for which such Failure to Deposit had not been cured in accordance with paragraph (b) of this Section 2.1 (including the day such Failure to Deposit occurred and excluding the day such Failure to Deposit is cured) and the denominator of which shall be 360, and applying the rate obtained against the aggregate Liquidation Preference of the Outstanding VRDM Shares (with the amount for each individual day on which such Failure to Deposit occurred or continued uncured being declared as a supplemental dividend on that day) and (2) if such Failure to Deposit consisted of the failure timely to pay to the Tender and Paying Agent the Redemption Price of the VRDM Shares for which a Notice of Redemption had been provided by the Fund pursuant to Section 2.11(c), an amount computed by multiplying, (x) the Dividend Rate for the Dividend Reset Period during which such Failure to Deposit occurred on the applicable Redemption Date plus 2.00% by (y) a fraction, the numerator of which shall be the number of days for which such Failure to Deposit had not been cured in accordance with paragraph (b) of this Section 2.1 (including the day such Failure to Deposit occurred and excluding the day such Failure to Deposit is cured) and the denominator of which shall be 360, and applying the rate obtained against the aggregate Liquidation Preference of the Outstanding VRDM Shares to be redeemed (with the amount for each individual day on which such Failure to Deposit occurred or continued uncured being declared as a supplemental dividend on that day), the Applicable Rate Determination will be held in respect of the VRDM Shares for the Subsequent Dividend Reset Period as provided above in this paragraph (a), unless a Rate Determination Date occurs on the date on which such Failure to Deposit occurred or on either of the two Business Days succeeding that date, and the Failure to Deposit has not been cured on such Rate Determination Date in accordance with paragraph (b) of this Section 2.1, in which case no Applicable Rate Determination will be held in respect of the VRDM Shares for the Subsequent Dividend Reset Period relating to such Rate Determination Date and the Dividend Rate for such Subsequent Dividend Reset Period will be the Maximum Rate on the Rate Determination Date for such Subsequent Dividend Reset Period; or

(D) if any Failure to Deposit shall have occurred during any Dividend Period therefor, and, by 12:00 noon, New York City time, on the third Business Day next succeeding the date on which such Failure to Deposit occurred, such Failure to Deposit shall not have been cured in accordance with paragraph (b) of this Section 2.1 or the Fund shall not have paid the applicable Late Charge to the Tender and Paying Agent, no Applicable Rate Determination will occur in respect of the VRDM Shares for the first Subsequent Dividend Reset Period therefor thereafter (or for any Subsequent Dividend Reset Period therefor thereafter to and including the Subsequent

Dividend Reset Period during which (1) such Failure to Deposit is cured in accordance with paragraph (b) of this Section 2.1 and (2) the Fund pays the applicable Late Charge to the Tender and Paying Agent, in each case no later than 12:00 noon, New York City time, on the fourth Business Day prior to the end of such Subsequent Dividend Reset Period), and the Dividend Rate for each such Subsequent Dividend Reset Period shall be a rate per annum equal to the Maximum Rate on the Rate Determination Date for such Subsequent Dividend Reset Period (but with the prevailing rating for the VRDM Shares, for purposes of determining such Maximum Rate, being deemed to be “below ‘Baa3’”).

Each dividend rate determined in accordance with this paragraph (a)(i) shall be a “Dividend Rate.”

(ii) Calculation of Dividends. The amount of dividends per share payable on VRDM Shares on any Dividend Payment Date shall equal the sum of the dividends accumulated but not yet paid for each Dividend Reset Period (or part thereof) in the related Dividend Period or Dividend Periods. The amount of dividends accumulated for each such Dividend Reset Period (or part thereof) shall be computed by multiplying the Dividend Rate in effect for such Dividend Reset Period (or part thereof) by a fraction, the numerator of which shall be the number of days in each such Dividend Reset Period (or part thereof) and the denominator of which shall be the actual number of days in the year (365 or 366), and applying each such rate obtained against $100,000.

(b) Curing a Failure to Deposit. A Failure to Deposit shall be cured for purposes of paragraph (a) above on the Business Day on which, by 12:00 noon, New York City time, the Fund shall have paid to the Tender and Paying Agent (A) all accumulated but unpaid dividends on the VRDM Shares and (B) without duplication, the Redemption Price for VRDM Shares, if any, for which Notice of Redemption has been provided by the Fund pursuant to paragraph (c) of Section 2.11; provided, however, that the foregoing clause (B) shall not apply to the Fund’s failure to pay the Redemption Price in respect of VRDM Shares when the related Notice of Redemption provides that redemption of such shares is subject to one or more conditions precedent and any such condition precedent shall not have been satisfied at the time or times and in the manner specified in such Notice of Redemption.

(c) Dividend Payments by Fund to Tender and Paying Agent. In connection with each Dividend Payment Date for VRDM Shares, the Fund shall pay to the Tender and Paying Agent, not later than 12:00 noon, New York City time, on the earlier of (i) the third Business Day next succeeding the Rate Determination Date immediately preceding the Dividend Payment Date and (ii) the Business Day immediately preceding the Dividend Payment Date, an aggregate amount of Deposit Securities equal to the dividends to be paid to all Holders of VRDM Shares on such Dividend Payment Date. If an aggregate amount of funds equal to the dividends to be paid to all Holders of VRDM Shares on such Dividend Payment Date is not available in New York, New York, by 12:00 noon, New York City time, on the Business Day immediately preceding such Dividend Payment Date, the Tender and Paying Agent will notify the Liquidity Provider by Electronic Means of such fact prior to the close of business on such day.

(d) Tender and Paying Agent as Trustee of Dividend Payments by Fund. All Deposit Securities paid to the Tender and Paying Agent for the payment of dividends or other distributions on VRDM Shares shall be held in trust for the payment of such dividends or other distributions by the Tender and Paying Agent for the benefit of the Holders specified in paragraph (e) of this Section 2.1. Any Deposit Securities paid to the Tender and Paying Agent in accordance with the foregoing but not applied by the Tender and Paying Agent to the payment of dividends or other distributions will, to the extent permitted by law and to the extent all required payments of dividends and other distributions have been made, upon request of the Fund, be repaid to the Fund as soon as possible after the date on which such Deposit Securities were so to have been applied.

(e) Dividends Paid to Holders. Dividends on the VRDM Shares shall be declared daily to the Holders thereof at the close of business on each such day and paid on each Dividend Payment Date to the Holders thereof at the close of business on the day immediately preceding such Dividend Payment Date. In connection with any transfer of VRDM Shares, the transferor as Beneficial Owner of VRDM Shares shall be deemed to have agreed pursuant to the terms of the VRDM Shares to transfer to the transferee the right to receive from the Fund any dividends declared and unpaid for each day prior to the transferee becoming the Beneficial Owner of the VRDM Shares.

(f) Special Dividend Payment Dates. Notwithstanding the foregoing, the Fund in its discretion may establish a Dividend Payment Date (each, a “Special Dividend Payment Date”) in addition to the monthly Dividend Payment Dates; provided, that any such Special Dividend Payment Date shall be a Business Day.

2.2. Determination of Applicable Dividend Rate.

(a) The Dividend Rate for each Subsequent Dividend Reset Period shall be determined by the Remarketing Agent on and as of each Rate Determination Date as the lowest rate under then-existing market conditions that in the Remarketing Agent’s sole judgment would result in the VRDM Shares on the first day of the Subsequent Dividend Reset Period next succeeding the Rate Determination Date having a market value equal to the Liquidation Preference thereof (plus accumulated but unpaid dividends thereon, whether or not earned or declared). Such determination shall be conclusive and binding upon the interested parties. The Dividend Rate shall not exceed the Maximum Rate.

(b) The Remarketing Agent shall establish the Dividend Rate by 5:00 p.m., New York City time, on each Rate Determination Date to the nearest one-thousandth (0.001) of one percent per annum for the Subsequent Dividend Reset Period. The Dividend Rate shall be in effect from and including the first day following such Rate Determination Date to and including the following Rate Determination Date. The Remarketing Agent shall make the Dividend Rate available after 5:00 p.m., New York City time, on the Rate Determination Date by Electronic Means to the Fund, the Tender and Paying Agent and the Liquidity Provider and post the Dividend Rate on Bloomberg.

(c) In the event that the Remarketing Agent establishes the Maximum Rate as the Dividend Rate for a Subsequent Dividend Reset Period, the Remarketing Agent shall notify the Fund and the Tender and Paying Agent. The Fund will require in the Tender and Paying Agent Agreement that the Tender and Paying Agent will notify the Liquidity Provider and the Holders of VRDM Shares by first class mail, postage prepaid (in the case of physical shares outside the book-entry system of the Securities Depository), or Electronic Means (in the case of VRDM Shares in the form of global securities), that the Dividend Rate for the Subsequent Dividend Reset Period is the Maximum Rate.

(d) In the event the Remarketing Agent does not or is unable to determine the Dividend Rate, or if there is no Remarketing Agent, the Dividend Rate shall be the Maximum Rate.

(e) In the event of a Failed Remarketing Condition, the Dividend Rate as of the close of business on the day the Failed Remarketing Condition first occurs will be adjusted to the Maximum Rate as determined for the Dividend Reset Period in which such Failed Remarketing Condition first occurs (with the Applicable Spread subject to adjustment as set forth in the definition of Applicable Spread) and the Maximum Rate will continue to be the Dividend Rate until the first day of the next succeeding Subsequent Dividend Reset Period after a Failed Remarketing Condition no longer exists.

2.3. Reserved.

2.4. Reserved.

2.5. Remarketing Procedures.

(a) Pursuant to an Optional Tender, Beneficial Owners may elect to tender their VRDM Shares (in denominations of $100,000 and integral multiples thereof) for Remarketing at the Purchase Price on the Purchase Date designated in a Notice of Tender (or, if such day is not a Business Day, on the next succeeding Business Day). Each Notice of Tender shall be irrevocable (except as described below) and effective upon receipt and shall:

(i) be delivered by a Beneficial Owner, directly or through its Agent Member, by email transmission (or, if email transmission shall be unavailable, by facsimile transmission), to the Tender and Paying Agent not later than 2:00 p.m., New York City time, on any Business Day;

(ii) state the series and the aggregate number of VRDM Shares to be purchased, the CUSIP number of the VRDM Shares to be purchased, and the Purchase Date and be in substantially the form of and contain such other information specified in an attachment to the VRDM Purchase Agreement; and

(iii) state that the tendering Beneficial Owner acknowledges that such Beneficial Owner is required to deliver the VRDM Shares that are the subject of a Notice of Tender (that has not been duly revoked as described below) on or before 2:00 p.m., New York City time, on the Purchase Date.

(b) Upon receipt of a Notice of Tender, the Tender and Paying Agent shall provide a copy to the Liquidity Provider and the Remarketing Agent (with a copy to the Fund) as promptly as practicable by Electronic Means, but no later than 4:00 p.m., New York City time, on the date of receipt or deemed receipt.

(c) Any Notice of Tender delivered to the Tender and Paying Agent by a Beneficial Owner or its Agent Member after 2:00 p.m., New York City time, shall be deemed to have been received by the Tender and Paying Agent on the next succeeding Business Day, and the Purchase Date shall be adjusted such that the Purchase Date shall be the Business Day next succeeding the date specified as the Purchase Date in the relevant Notice of Tender.

(d) The determination of the Tender and Paying Agent as to whether a Notice of Tender has been properly delivered pursuant to the foregoing in paragraph (a)(i) and (ii) shall be conclusive and binding upon the Beneficial Owner and its Agent Member.

(e) (i) VRDM Shares are subject to Mandatory Tender upon the occurrence of a Mandatory Tender Event as follows:

(ii) Promptly following the occurrence of a Mandatory Tender Event, and in any event within three (3) Business Days thereafter, the Fund, or the Tender and Paying Agent at the direction of the Fund (provided, that the Tender and Paying Agent may require up to two (2) Business Days prior notification by Electronic Means by the Fund), shall provide a Mandatory Tender Notice, by Electronic Means to Holders, the Remarketing Agent and the Liquidity Provider, specifying a Purchase Date for all Outstanding VRDM Shares. Any notice given in respect of a Mandatory Tender under this Supplement will be conclusively presumed to have been duly given, whether or not the Holders or Beneficial Owners receive such notice.

(iii) Upon the occurrence of a Mandatory Tender Event, all Outstanding VRDM Shares automatically shall be subject to Mandatory Tender and delivered to the Tender and Paying Agent for purchase on the designated Purchase Date by purchasers in the Remarketing in the event of a successful Remarketing or otherwise by the Liquidity Provider, including any VRDM Shares previously tendered pursuant to an Optional Tender for which the Purchase Date has not yet occurred. In the event that VRDM Shares are issued in certificated form outside the book-entry system of the Securities Depository and a Holder of VRDM Shares fails to deliver such VRDM Shares to which a Mandatory Tender relates on or prior to the Purchase Date, the Holder of such VRDM Shares shall not be entitled to any payment (including any accumulated but unpaid dividends thereon, whether or not earned or declared) other than the Purchase Price of such undelivered VRDM Shares as of the scheduled Purchase Date. Any such undelivered VRDM Shares will be deemed to be delivered to the Tender and Paying Agent, and the Tender and Paying Agent will place stop-transfer orders against the undelivered VRDM Shares. Any moneys held by the Tender and Paying Agent for the purchase of undelivered VRDM Shares will be held in a separate account by the Tender and Paying Agent, will not be invested, and will be held for the exclusive benefit of the Holder of such undelivered VRDM Shares. The undelivered VRDM Shares will be deemed to be no longer Outstanding (except as to entitlement to payment of the Purchase Price), and the Fund will issue to the purchaser replacement VRDM Share certificates in lieu of such undelivered VRDM Shares.

(iv) The Fund, in its sole discretion, may provide all (but not less than all) Beneficial Owners with a right to elect to retain their VRDM Shares in connection with a Mandatory Tender for Remarketing. The terms and conditions of any such right to retain shall be as set forth in one or more notices given to Holders. Any such notice given in respect of a right to retain in connection with a Mandatory Tender under this Supplement will be conclusively presumed to have been duly given, whether or not the Holders or Beneficial Owners receive such notice. Any VRDM Shares duly retained as of the applicable Purchase Date in accordance with this provision and the applicable notice or notices shall be deemed successfully remarketed for purposes of the related Mandatory Tender for Remarketing.

(f) A Beneficial Owner or its Agent Member that delivered a Notice of Tender in connection with an Optional Tender may deliver in writing by email transmission (or if email transmission shall be unavailable, by facsimile transmission) to the Tender and Paying Agent, not later than 10:00 a.m., New York City time, on or prior to the Business Day immediately preceding the Purchase Date, a notice to the effect that such Beneficial Owner wishes to revoke its election to tender some or all of the VRDM Shares that were specified in such Notice of Tender to be purchased (a “Notice of Revocation”). Any Notice of Revocation delivered to the Tender and Paying Agent shall be promptly delivered by Electronic Means by the Tender and Paying Agent to the Liquidity Provider and the Remarketing Agent (with a copy to the Fund) by 12:00 noon, New York City time, on the Business Day immediately preceding the relevant Purchase Date. The Remarketing Agent (following receipt of such Notice of Revocation) shall notify the Tender and Paying Agent and the Liquidity Provider of the number of VRDM Shares specified in such Notice of Revocation that are subject to an agreement of sale pursuant to a Remarketing by Electronic Means not later than 2:00 p.m., New York City time, on the Business Day immediately preceding the Purchase Date. The Tender and Paying Agent will contact the Remarketing Agent by Electronic Means by 1:45 p.m., New York City time, if such notification has not been received by that time. The Tender and Paying Agent shall deliver such notification to the Beneficial Owner or its Agent Member promptly following receipt from the Remarketing Agent, and in any event by 4:00 p.m., New York City time, on the Business Day immediately preceding the Purchase Date. Any such Notice of Revocation shall be effective (without further action on the part of the Beneficial Owner or its Agent Member) as a revocation of the Optional Tender of the number of VRDM Shares specified therein as being sought to be revoked, but (except as set forth below) only if and to the extent that the Remarketing Agent has not entered into an agreement to sell such VRDM Shares. A Notice of Revocation shall be effective as to the number of VRDM Shares specified therein as having been revoked less the number of such VRDM Shares in respect of which the Remarketing Agent has so notified the Tender and Paying Agent and the Liquidity Provider that it has entered into an agreement of sale. Notwithstanding the foregoing, (x) tendered VRDM Shares, if any, unsold and in respect of which the Remarketing Agent has not entered into an agreement of sale at or after the time of receipt by the Remarketing Agent of a Notice of Revocation may, at the discretion of the Remarketing Agent, be allocated by the Remarketing Agent to such Notice of Revocation and (y) tendered VRDM Shares, if any, that remain unsold on the related Purchase Date shall be allocated by the Remarketing Agent to each Notice of Revocation received in respect of VRDM Shares tendered for purchase on such Purchase Date and not already satisfied in the chronological order in which each such Notice of Revocation was received by the Tender and Paying Agent, and each such Notice of Revocation shall be effective only to the extent of such allocation and availability of unsold VRDM Shares.

(g) So long as the Series B Shares are Outstanding in the Variable Rate Demand Mode, the Fund shall use its best efforts to engage at all times a Remarketing Agent that is a nationally recognized securities dealer with experience in remarketing variable-rate securities to use its best efforts to remarket all VRDM Shares properly tendered pursuant to a Tender in accordance with this Article 2.

2.6. Remarketing Schedule.

(a) In connection with any attempted Remarketing, all tendered VRDM Shares shall be remarketed at the Purchase Price of such VRDM Shares. The calculation of the Purchase Price of the VRDM Shares that are remarketed or purchased by the Liquidity Provider, shall be made by the Remarketing Agent in advance of such Remarketing or purchase and, together with the details of the aggregate number and Purchase Price of remarketed VRDM Shares and the aggregate number and Purchase Price of VRDM Shares to be purchased by the Liquidity Provider pursuant to the Purchase Obligation, shall be communicated by the Remarketing Agent to the Fund, the Liquidity Provider and the Tender and Paying Agent by Electronic Means by 2:00 p.m., New York City time, on the Business Day immediately preceding the Purchase Date, as described below. The proceeds of the sale of any remarketed VRDM Shares by the Remarketing Agent relating to tendered VRDM Shares shall be used by the Tender and Paying Agent for the purchase of the tendered VRDM Shares at the Purchase Price, and the terms of the sale will provide for the wire transfer of such Purchase Price by the Remarketing Agent to be received by the Tender and Paying Agent no later than 11:00 a.m., New York City time, on the related Purchase Date for payment to the Agent Member of the Beneficial Owner, in the case of an Optional Tender, or Holder, in the case of a Mandatory Tender, tendering VRDM Shares for sale through the Securities Depository in immediately available funds against delivery of the tendered VRDM Shares to the Tender and Paying Agent through the Securities Depository, the delivery of such VRDM Shares to the Tender and Paying Agent through the Securities Depository no later than 2:00 p.m., New York City time, on the related Purchase Date, and the re-delivery of such VRDM Shares by means of “FREE” delivery through the Securities Depository to the Remarketing Agent for delivery to the purchaser’s Agent Member through the Securities Depository by 3:00 p.m., New York City time, on the related Purchase Date. In the event any tendered VRDM Shares are not delivered to the Tender and Paying Agent against delivery of immediately available funds as contemplated by the immediately preceding sentence, the Tender and Paying Agent shall be obligated to refund to the Remarketing Agent (or to such other person as the Remarketing Agent may direct) on the same day any Purchase Price proceeds that have been wired to the Tender and Paying Agent in the contemplated settlement of the tendered VRDM Shares.

(b) By 2:00 p.m., New York City time, on the Business Day immediately preceding each Purchase Date, the Remarketing Agent shall deliver a notice to the Tender and Paying Agent and the Liquidity Provider (a “Remarketing Notice”), by Electronic Means, that sets forth the number of VRDM Shares, if any, that it successfully remarketed for purchase on such Purchase Date and the aggregate Purchase Price of such sold VRDM Shares and the number of VRDM Shares, if any, not successfully remarketed for purchase on such Purchase Date and the aggregate Purchase Price of such unsold VRDM Shares to be funded by the Liquidity Provider. If the Remarketing Notice states that the Remarketing Agent has not successfully remarketed all of the VRDM Shares to be purchased on such Purchase Date, the Tender and Paying Agent will promptly, and in any event not later than 4:00 p.m., New York City time, on such Business Day, deliver by Electronic Means to the Liquidity Provider (with a copy to the Fund) a “Preliminary Notice of Purchase” that, subject to delivery of the Final Notice of Purchase on the Purchase Date described below, provides for the purchase by the Liquidity Provider of the number of VRDM Shares that the Remarketing Agent stated in the Remarketing Notice as not having been successfully remarketed, including the aggregate Purchase Price of such VRDM Shares, as calculated by the Remarketing Agent. If the Remarketing Notice states that the Remarketing Agent has not successfully remarketed all of the VRDM Shares to be purchased on such Purchase Date (or if Remarketing proceeds for any tendered VRDM Shares have not been received for any reason by the Tender and Paying Agent by 11:00 a.m., New York City time, on the Purchase Date), the Tender and Paying Agent will deliver by Electronic Means to the Liquidity Provider (with a copy to the Fund) by 12:00 noon, New York City time, on such Purchase Date a Final Notice of Purchase that states the number of VRDM Shares required to be purchased by the Liquidity Provider. For purposes of the Final Notice of Purchase, any tendered VRDM Shares for which Remarketing proceeds have not been received for any reason by the Tender and Paying Agent by 11:00 a.m., New York City time, on the Purchase Date (other than VRDM Shares owned by the Liquidity Provider and tendered for Remarketing), shall be treated as not having been successfully remarketed and shall be required to be purchased by the Liquidity Provider. Except for manifest error, the payment obligation of the Liquidity Provider shall equal the Purchase Price of the VRDM Shares stated in the Final Notice of Purchase delivered to the Liquidity Provider as being required to be purchased by the Liquidity Provider.

(c) The Liquidity Provider shall, no later than 2:00 p.m., New York City time, on a Purchase Date for any VRDM Shares, wire transfer the aggregate Purchase Price of all VRDM Shares in respect of which Final Notices of Purchase have been delivered to it for purchase on such date, as follows: (i) in the case of a Final Notice of Purchase delivered by the Tender and Paying Agent, by wire transfer, in immediately available funds, to the account of the Tender and Paying Agent specified by the Tender and Paying Agent in any such Final Notice of Purchase; and (ii) in the case of a Final Notice of Purchase delivered by a Beneficial Owner or its Agent Member, in the case of an Optional Tender, or by a Holder, in the case of a Mandatory Tender, in the event there is no Tender and Paying Agent or for any reason the Tender and Paying Agent does not perform its obligations under the VRDM Purchase Agreement and the Liquidity Provider has received a Remarketing Notice that such VRDM Shares have not been the subject of an agreement of sale in a Remarketing and has received written notice from the Fund that there is no Tender and Paying Agent or that the Tender and Paying Agent does not intend to perform its obligations under the VRDM Purchase Agreement, by payment against delivery of the VRDM Shares that are the subject of any such Final Notice of Purchase, in each case, through means of the Securities Depository in the case of VRDM Shares in the form of global securities.

(d) Upon receipt by the Tender and Paying Agent from the Beneficial Owner or its Agent Member, in the case of an Optional Tender, or from the Holder, in the case of a Mandatory Tender, of tendered VRDM Shares and the payment by the Tender and Paying Agent to such Beneficial Owner or its Agent Member, or such Holder, as the case may be, of the Purchase Price therefor on the applicable Purchase Date, the Tender and Paying Agent shall deliver to the Liquidity Provider by means of “FREE” delivery through the system of the Securities Depository, VRDM Shares in satisfaction of the Liquidity Provider’s Purchase Obligation on such Purchase Date. Any funds paid by the Liquidity Provider and held in the account of the Tender and Paying Agent for the payment of the Purchase Price shall be held in trust for the benefit of the Liquidity Provider until the VRDM Shares are delivered, against payment therefor, by the tendering Beneficial Owners or their Agent Members, in the case of an Optional Tender, or by the tendering Holder, in the case of a Mandatory Tender, or returned to the Liquidity Provider. Any funds paid by the Remarketing Agent and held in an account of the Tender and Paying Agent for the payment of the Purchase Price in connection with a Remarketing shall be held in trust for the benefit of the Remarketing Agent on account of purchasers purchasing in a Remarketing until the VRDM Shares are delivered, against payment therefor, by the tendering Beneficial Owners or their Agent Members, in the case of an Optional Tender, or by the tendering Holders, in the case of a Mandatory Tender, or returned to the Remarketing Agent on account of purchasers purchasing in a Remarketing. Upon receipt of VRDM Shares from the tendering Beneficial Owners or their Agent Members, in the case of an Optional Tender, or from the tendering Holders, in the case of a Mandatory Tender, by the Tender and Paying Agent, the Tender and Paying Agent shall pay, subject to receipt of the Purchase Price by the Tender and Paying Agent in the form of Remarketing proceeds from the Remarketing Agent, with respect to VRDM Shares successfully remarketed by the Remarketing Agent, or in the form of payment pursuant to the VRDM Purchase Agreement from the Liquidity Provider, with respect to VRDM Shares subject to purchase pursuant to the Purchase Obligation, the Purchase Price for such VRDM Shares to the relevant tendering Beneficial Owners, Agent Members or Holders, as the case may be. In accordance with and subject to the foregoing, the Tender and Paying Agent shall effect any such payment on the applicable Purchase Date.

(e) Except as otherwise expressly provided for herein, the purchase and delivery of tendered VRDM Shares in the form of global securities, the Remarketing or purchase by the Liquidity Provider thereof, and payments with respect to the foregoing, will be accomplished in accordance with the applicable procedures of the Securities Depository.

(f) The Remarketing Agent and the Tender and Paying Agent each shall use commercially reasonable efforts to meet the timing requirements set forth above. At any time that no Purchase Obligation is in effect (or with respect to a Remarketing of VRDM Shares held by the Liquidity Provider as to which any then-effective Purchase Obligation by a successor liquidity provider is inapplicable), any VRDM Shares unsold in a Remarketing shall be returned to the relevant tendering Beneficial Owners or their Agent Members, or the relevant tendering Holders, as the case may be, by the Tender and Paying Agent. The Remarketing Agent may, in its sole discretion, modify the settlement procedures set forth above with respect to any Remarketing upon ten (10) days’ prior written notice to the Fund, the Liquidity Provider and the Tender and Paying Agent, provided any such modification does not adversely affect the Holders, the Beneficial Owners, the Tender and Paying Agent, the Liquidity Provider or the Fund. The Remarketing Agent may sell VRDM Shares for its own account outside of a Remarketing at a price other than the Purchase Price.

(g) In connection with the allocation of VRDM Shares tendered for Remarketing by the Liquidity Provider and any other Holder or Beneficial Owner of shares of VRDM in any Remarketing, the Remarketing Agent shall allocate those VRDM Shares previously acquired by the Liquidity Provider pursuant to its Purchase Obligation first to any purchasers in a Remarketing (such allocation coming first from those VRDM Shares acquired earliest by the Liquidity Provider).

2.7. Failed Remarketing Condition. In the event of a Failed Remarketing Condition, pursuant to the Tender and Paying Agent Agreement, the Tender and Paying Agent shall provide notice of a Failed Remarketing Condition, promptly but in any event within two (2) Business Days of receipt by the Tender and Paying Agent of notice from the Fund of the occurrence of such Failed Remarketing Condition, by Electronic Means (or by first class mail, postage prepaid, in the case where the VRDM Shares are in physical form outside the book-entry system of the Securities Depository) to the Holders (with a copy to the Fund).

2.8. Purchase of VRDM Shares by Remarketing Agent. The Remarketing Agent in its sole discretion may purchase for its own account VRDM Shares in a Remarketing; however, the Remarketing Agent shall not be obligated to purchase any VRDM Shares that would otherwise remain unsold in a Remarketing. None of the Fund, the Tender and Paying Agent or the Remarketing Agent shall be obligated in any case to provide funds to make payment to a Beneficial Owner or its Agent Member or a Holder upon such Beneficial Owner’s or Holder’s tender of its VRDM Shares in a Remarketing unless, in each case, such VRDM Shares were acquired for the account of the Fund, the Tender and Paying Agent or the Remarketing Agent.

2.9. Minimum VRDM Asset Coverage. The Fund shall maintain the Minimum VRDM Asset Coverage as of the close of business on each Business Day on which any VRDM Share is Outstanding in the Variable Rate Demand Mode. If the Fund fails to maintain such Minimum VRDM Asset Coverage as of the close of business on any Business Day, the provisions of Section 2.11(b)(i)(B) shall apply. For purposes of determining whether the requirements of this Section 2.9 are satisfied, (i) no VRDM Shares or other Preferred Shares shall be deemed to be Outstanding for purposes of any computation required by this Section 2.9 if, prior to or concurrently with such determination, sufficient Deposit Securities or other sufficient funds (in accordance with the terms of the VRDM Shares or other Preferred Shares) to pay the full redemption price for the VRDM Shares or other Preferred Shares (or the portion thereof to be redeemed) shall have been deposited in trust with the paying agent for the VRDM Shares or other Preferred Shares and the requisite notice of redemption for the VRDM Shares or other Preferred Shares (or the portion thereof to be redeemed) shall have been given, and (ii) the Deposit Securities or other funds that shall have been so deposited with the applicable paying agent shall not be included as assets of the Fund for purposes of such computation.

2.10. Ratings.

(a) Short-Term Ratings. The Fund will use its reasonable best efforts to maintain at least one short-term rating on the VRDM Shares, to the extent that the Liquidity Provider then has a short-term debt rating.

(b) Long-Term Ratings. The Fund is not required to maintain any, or any particular, long-term ratings for the VRDM Shares. To the extent that the Fund does at any time maintain one or more long-term ratings for the VRDM Shares from one or more Rating Agencies, the Fund may take any action resulting in a change in, or addition or termination of, any long-term rating for the VRDM Shares without the vote, approval or consent of Holders of VRDM Shares or any other shareholders of the Fund. The Rating Agency Guidelines, if any, as they may be amended from time to time by the respective Rating Agency, will be reflected in written documents, including the ratings methodologies of the applicable Rating Agency. The Rating Agency Guidelines may be amended by the respective Rating Agency without the approval of the Fund or its Board of Trustees or any Holders of VRDM Shares, or any other shareholder of the Fund, and may be changed or eliminated at any time without the vote, approval or consent of Holders of VRDM Shares or any other shareholders of the Fund, including in connection with the change or termination by the Fund of any or all long-term ratings then applicable to the VRDM Shares.

2.11. Redemption.

(a) Optional Redemption.

(i) Subject to the provisions of paragraph (iii) of this paragraph (a), the VRDM Shares may be redeemed, at the option of the Fund, at any time, as a whole or from time to time in part, out of funds legally available therefor, at a redemption price per share equal to the sum of $100,000 plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) to, but not including, the date fixed for redemption; provided, however, that (1) the VRDM Shares may not be redeemed in part if after such partial redemption fewer than 50 VRDM Shares would remain Outstanding; and (2) VRDM Shares are not redeemable by the Fund during the Initial Dividend Reset Period.

(ii) If fewer than all of the Outstanding VRDM Shares are to be redeemed pursuant to subparagraph (i) of this paragraph (a), the number of VRDM Shares to be redeemed shall be selected either pro rata from the Holders of VRDM Shares in proportion to the number of VRDM Shares held by such Holders or by lot or in such manner as the Fund’s Board of Trustees may determine to be fair and equitable and, in each case, in accordance with the applicable rules of the Securities Depository so long as the VRDM Shares are held in the book-entry system of the Securities Depository. Subject to the provisions of the Statement, this Supplement and applicable law, the Fund’s Board of Trustees will have the full power and authority to prescribe the terms and conditions upon which VRDM Shares will be redeemed from time to time.

(iii) The Fund may not on any date send a Notice of Redemption pursuant to paragraph (c) of this Section 2.11 in respect of a redemption contemplated to be effected pursuant to this paragraph (a) unless on such date the Fund has available Deposit Securities with maturity or tender dates not later than the day preceding the applicable Redemption Date and having a Market Value not less than the amount (including any applicable premium) due to Holders of VRDM Shares by reason of the redemption of such shares on such Redemption Date.

(b) Mandatory Redemption.

(i) (A) The Fund shall redeem all Outstanding Series B Shares on the Term Redemption Date, at a redemption price equal to $100,000 per share plus accumulated but unpaid dividends thereon (whether or not earned or declared) to, but excluding, such date, as provided in the Statement.

(B) The Fund shall redeem Preferred Shares if the Fund fails to maintain the Minimum VRDM Asset Coverage in accordance with this Supplement and such failure is not cured on or before the Minimum VRDM Asset Coverage Cure Date. The number of Preferred Shares to be redeemed, which at the Fund’s sole option (to the extent permitted by the 1940 Act and Delaware law) may include any number or proportion of Preferred Shares of any series, shall be equal to the lesser of (i) the minimum number of Preferred Shares, the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Minimum VRDM Asset Coverage Cure Date, would, together with all other Preferred Shares subject to retirement, result in the Fund’s maintaining the Minimum VRDM Asset Coverage on such Minimum VRDM Asset Coverage Cure Date (provided, however, that, if there is no such minimum number of Preferred Shares the redemption of which would have such result, all VRDM Shares and other Preferred Shares then outstanding shall be redeemed) and (ii) the maximum number of Preferred Shares, that can be redeemed out of funds legally available therefor in accordance with the Declaration and applicable law. The Fund shall effect such redemption on the date fixed by the Fund therefor, which date shall not be earlier than 10 days nor later than 30 days after the Minimum VRDM Asset Coverage Cure Date, except that, if the Fund does not have funds legally available for the redemption or retirement of all of the required number of VRDM Shares and other Preferred Shares which are subject to redemption or retirement or the Fund otherwise is unable as a result of applicable law to effect such redemption on or prior to 30 days after the Minimum VRDM Asset Coverage Cure Date, the Fund shall redeem those VRDM Shares and other Preferred Shares which it was unable to redeem or retire on the earliest practicable date on which it is able to effect such redemption or retirement. The Fund will redeem any VRDM Shares at a redemption price equal to $100,000 per share, plus accumulated but unpaid dividends thereon (whether or not earned or declared) to, but excluding, the date fixed by the Board of Trustees for redemption.

(C) Except in the case of a Failed Remarketing Condition—Purchased VRDM Shares Redemption, as described below, if fewer than all of the Outstanding VRDM Shares are to be redeemed pursuant to this paragraph (b), the number of VRDM Shares to be redeemed shall be selected either pro rata from the Holders of VRDM Shares in proportion to the number of VRDM Shares held by such Holders or by lot or in such manner as the Fund’s Board of Trustees may determine to be fair and equitable and, in each case, in accordance with the applicable rules of the Securities Depository so long as the VRDM Shares are held in the book-entry system of the Securities Depository. Subject to the provisions of the Statement, this Supplement and applicable law, the Fund’s Board of Trustees will have the full power and authority to prescribe the terms and conditions upon which VRDM Shares will be redeemed from time to time.

(ii) (A) In accordance with this Supplement and if then required pursuant to the VRDM Fee Agreement, if the Liquidity Provider, acquires any VRDM Shares pursuant to the Purchase Obligation and the Liquidity Provider continues to be the beneficial owner for federal income tax purposes of such Purchased VRDM Shares for a period of six months during which such Purchased VRDM Shares cannot be successfully remarketed (i.e., a Failed Remarketing Condition—Purchased VRDM Shares shall have occurred and be continuing for such period of time with respect to such Purchased VRDM Shares), the Fund shall effect a Failed Remarketing Condition—Purchased VRDM Shares Redemption; provided, that, as of the date of redemption: (i) to the extent any VRDM Shares are Outstanding and held by Persons other than the Liquidity Provider, the Purchase Obligation of the Liquidity Provider whose VRDM Shares are subject to the Failed Remarketing Condition—Purchased VRDM Shares Redemption remains in effect to the extent required by, and in accordance with, the VRDM Purchase Agreement to which such Liquidity Provider is a party, and (ii) to the extent (a) any VRDM Shares are Outstanding and held by Persons other than the Liquidity Provider and (b) the Purchase Obligation of the Liquidity Provider whose VRDM Shares are subject to the Failed Remarketing Condition—Purchased VRDM Shares Redemption remains in effect to the extent required by, and in accordance with, the VRDM Purchase Agreement to which such Liquidity Provider is a party, the Liquidity Provider whose VRDM Shares are subject to the Failed Remarketing Condition— Purchased VRDM Shares Redemption shall have made written affirmation to the Fund not later than the Business Day immediately preceding the Redemption Date to the effect that the Liquidity Provider is in compliance with the Purchase Obligation in accordance with its terms. Notwithstanding the foregoing proviso, any failure or delay by the Liquidity Provider whose VRDM Shares are subject to the Failed Remarketing Condition—Purchased VRDM Shares Redemption to deliver the affirmation referred to in the foregoing proviso shall not relieve the Fund of its obligation to effectuate a Failed Remarketing Condition— Purchased VRDM Shares Redemption and shall only result in a delay by the Fund to effectuate a Failed Remarketing Condition—Purchased VRDM Shares Redemption until one (1) Business Day following the date that such Liquidity Provider delivers such affirmation or on which such affirmation is no longer required to be delivered. The six-month holding period for Purchased VRDM Shares acquired and held as a result of a continuing Failed Remarketing Condition—Purchased VRDM Shares shall be determined by the Fund on a first-in, first-out basis. The Fund shall effect a Failed Remarketing Condition—Purchased VRDM Shares Redemption on the date fixed by the Fund therefor, which date shall not be later than three Business Days after the expiration of the six-month holding period in respect of the applicable Purchased VRDM Shares, except that if the Fund does not have funds legally available for the redemption of all of the required number of Purchased VRDM Shares which are subject to the Failed Remarketing Condition—Purchased VRDM Shares Redemption or the Fund otherwise is unable as a result of applicable law to effect such redemption on or prior to three Business Days after the expiration of the applicable six-month holding period, the Fund shall redeem those VRDM Shares which it was unable to redeem on the earliest practicable date on which it is able to effect such redemption.

(B) Upon the occurrence and during the continuance of a Failed Remarketing Condition—Purchased VRDM Shares with respect to any VRDM Shares, by the fifth Business Day following delivery of notice thereof from the Liquidity Provider in accordance with the VRDM Fee Agreement, the Fund shall cause the Custodian to earmark, by means of appropriate identification on its books and records or otherwise in accordance with the Custodian’s normal procedures, from the other assets of the Fund (a “Failed Remarketing Condition Redemption Liquidity Account”) Liquidity Account Investments with a Market Value equal to at least 120% of the Liquidation Preference of such Purchased VRDM Shares. If, while the Failed Remarketing Condition— Purchased VRDM Shares with respect to such Purchased VRDM Shares is continuing, the aggregate Market Value of the Liquidity Account Investments included in the Failed Remarketing Condition Redemption Liquidity Account for such Purchased VRDM Shares as of the close of business on any Business Day is less than 120% of the Liquidation Preference of such Purchased VRDM Shares, then the Fund shall cause the Custodian and the Investment Adviser to take all such necessary actions, including earmarking additional assets of the Fund as Liquidity Account Investments, so that the aggregate Market Value of the Liquidity Account Investments included in the Failed Remarketing Condition Redemption Liquidity Account for such Purchased VRDM Shares is at least equal to 120% of the Liquidation Preference of such Purchased VRDM Shares not later than the close of business on the next succeeding Business Day. With respect to assets of the Fund earmarked as Liquidity Account Investments, the Investment Adviser, on behalf of the Fund, shall be entitled to instruct the Custodian with a copy to the Liquidity Provider on any date to release any Liquidity Account Investments with respect to any Purchased VRDM Shares from such earmarking and to substitute therefor other Liquidity Account Investments, so long as (x) the assets of the Fund earmarked as Liquidity Account Investments with respect to such Purchased VRDM Shares at the close of business on such date have a Market Value equal to 120% of the Liquidation Preference of such Purchased VRDM Shares and (y) the assets of the Fund designated and earmarked as Deposit Securities at the close of business on such date have a Market Value equal to the Liquidity Requirement (if any) determined in accordance with subparagraph (C) below with respect to such Purchased VRDM Shares for such date. The Fund shall cause the Custodian not to permit any lien, security interest or encumbrance to be created or permitted to exist on or in respect of any assets that are earmarked as Liquidity Account Investments pursuant to this provision and the VRDM Fee Agreement for any Purchased VRDM Shares, other than liens, security interests or encumbrances permitted under the VRDM Fee Agreement or arising by operation of law and any lien of the Custodian with respect to the payment of its fees or repayment for its advances.

(C) Subject to notice having been received as referred to in subparagraph (B) above, the Market Value of the Deposit Securities held in the Failed Remarketing Condition Redemption Liquidity Account for any Purchased VRDM Shares, from and after the day (or, if such day is not a Business Day, the next succeeding Business Day) preceding the expiration of the six-month holding period for the Failed Remarketing Condition—Purchased VRDM Shares applicable to such Purchased VRDM Shares (which may result in multiple six month holding periods, each in respect of a Failed Remarketing Condition—Purchased VRDM Shares in respect of applicable Purchased VRDM Shares) specified in the table set forth below, shall not be less than the percentage of the Liquidation Preference for such Purchased VRDM Shares set forth below opposite such day (the “Liquidity Requirement”), but in all cases subject to the cure provisions of paragraph (D) below:

Number of Days* Preceding the Six-Month Anniversary of Liquidity Provider’s Purchase	Market Value of Deposit Securities as Percentage of Liquidation Preference
135	20%
105	40%
75	60%
45	80%
15	100%

*	Or if such day is not a Business Day, the next succeeding Business Day

(D) If the aggregate Market Value of the Deposit Securities included in the Failed Remarketing Condition Redemption Liquidity Account for any Purchased VRDM Shares as of the close of business on any Business Day is less than the Liquidity Requirement in respect of such Purchased VRDM Shares for such Business Day, then the Fund shall cause the earmarking of additional or substitute Deposit Securities in respect of the Failed Remarketing Condition Redemption Liquidity Account for such Purchased VRDM Shares, so that the aggregate Market Value of the Deposit Securities included in the Failed Remarketing Condition Redemption Liquidity Account for such Purchased VRDM Shares is at least equal to the Liquidity Requirement for such

Purchased VRDM Shares not later than the close of business on the next succeeding Business Day.

(E) The Deposit Securities included in the Failed Remarketing Condition Redemption Liquidity Account for any Purchased VRDM Shares may be applied by the Fund, in its discretion, towards payment of the Redemption Price for such Purchased VRDM Shares. Upon the earlier to occur of (x) the successful Remarketing of the Purchased VRDM Shares or (y) the deposit by the Fund with the Tender and Paying Agent with arrangements satisfactory to the Liquidity Provider of Deposit Securities having an initial combined Market Value sufficient to effect the redemption of such Purchased VRDM Shares on the Redemption Date for such Purchased VRDM Shares, the requirement of the Fund to maintain a Failed Remarketing Condition Redemption Liquidity Account for such Purchased VRDM Shares as contemplated by this Section 2.11 shall lapse and be of no further force and effect.

(F) The provisions of subparagraphs (A) through (E) of this Section 2.11(b)(ii) may be amended by the Fund, by resolution of the Board of Trustees duly adopted, without shareholder approval in order to conform to the terms of a VRDM Fee Agreement or as otherwise necessary or desirable in the judgment of the Board of Trustees, provided that the Fund receives the prior written consent of the Liquidity Provider.

(iii) The Fund shall comply with the provisions of Section 10(k) of the Statement in connection with the Term Redemption Date, if any Series B Shares then remain Outstanding. The Liquidity Account established pursuant to Section 9(k) of the Statement shall be without duplication of any Failed Remarketing Condition Redemption Liquidity Account then in effect pursuant to Section 2.11(b)(ii) above. Upon the deposit by the Fund with the Tender and Paying Agent with arrangements satisfactory to the Liquidity Provider of Deposit Securities having an initial combined Market Value sufficient to effect the redemption of the Outstanding Series B Shares on the Term Redemption Date in accordance with Section 10(k) of the Statement, the requirement of the Fund to maintain a Failed Remarketing Condition Redemption Liquidity Account for the Outstanding VRDM Shares as contemplated by Section 2.11(b)(ii) shall lapse and be of no further force and effect.

(iv) The requirements of this Section 2.11(b)(iv) and Section 9(k) of the Statement shall be effective only to the extent then permitted under the terms and conditions of the Credit Facility (as then in effect).

(c) Notice of Redemption. If the Fund shall determine or be required to redeem, in whole or in part, shares of Series B pursuant to paragraph (a) or (b)(i) of this Section 2.11, the Fund will send a notice of redemption (a “Notice of Redemption”), by Electronic Means (or by first class mail, postage prepaid, in the case where the VRDM Shares are in physical form outside the book-entry system of the Securities Depository), to Holders thereof, the Remarketing Agent and the Liquidity Provider or, in the case of a redemption pursuant to paragraph (b)(ii) of this Section 2.11, only to the Liquidity Provider and the Remarketing Agent, or request the Tender and Paying Agent, on behalf of the Fund to promptly do so by Electronic Means (or by first class mail, postage prepaid, in the case where the VRDM Shares are in physical form outside the book-entry system of the Securities Depository) so long as the Notice of Redemption is furnished by the Fund to the Tender and Paying Agent in electronic format at least five (5) Business Days prior to the date a Notice of Redemption is required to be delivered to the Holders, unless a shorter period of time shall be acceptable to the Tender and Paying Agent. A Notice of Redemption shall be sent to Holders not less than 10 days prior to the date fixed for redemption in such Notice of Redemption (the “Redemption Date”). Each such Notice of Redemption shall state: (i) the Redemption Date; (ii) the number of VRDM Shares to be redeemed and the Series thereof; (iii) the CUSIP number for the VRDM Shares; (iv) the Redemption Price or, if not then ascertainable, the manner of calculation thereof; (v) if applicable, the place or places where the certificate(s), if any, for such VRDM Shares (properly endorsed or assigned for transfer, if the Board of Trustees requires and the Notice of Redemption states) are to be surrendered for payment of the Redemption Price; (vi) that dividends on the VRDM Shares to be redeemed will cease to accumulate from and after such Redemption Date; and (vii) the provisions of the Statement and this Supplement under which such redemption is made. If fewer than all VRDM Shares held by any Holder are to be redeemed, the Notice of Redemption delivered to such Holder shall also specify the number of

VRDM Shares to be redeemed from such Holder. The Fund may provide in any Notice of Redemption relating to an optional redemption contemplated to be effected pursuant to this Supplement that such redemption is subject to one or more conditions precedent not otherwise expressly stated herein and that the Fund shall not be required to effect such redemption unless each such condition has been satisfied at the time or times and in the manner specified in such Notice of Redemption. No defect in the Notice of Redemption or delivery thereof shall affect the validity of redemption proceedings, except as required by applicable law.

(d) Deposit with the Tender and Paying Agent; Shares for Which Notice of Redemption Has Been Given Are No Longer Outstanding. Provided a Notice of Redemption has been given pursuant to paragraph (c) of this Section 2.11, not later than 12:00 noon, New York City time, on a Business Day not less than ten (10) days preceding the Redemption Date specified in such notice, the Fund shall irrevocably deposit with the Tender and Paying Agent an aggregate amount of Deposit Securities with a Market Value at least equal to the Redemption Price to be paid on the Redemption Date for the VRDM Shares that are subject to such notice. Provided a Notice of Redemption has been given pursuant to paragraph (c) of this Section 2.11, upon the deposit with the Tender and Paying Agent of Deposit Securities with a Market Value at least equal to the Redemption Price to be paid on the Redemption Date for the VRDM Shares that are the subject of such notice, dividends on such shares shall cease to accumulate, except as included in the Redemption Price, and such shares shall no longer be deemed to be Outstanding, except as noted below with respect to the VRDM Purchase Agreement, for any purpose, and all rights of the Holders of the shares so called for redemption shall cease and terminate, except the right of such Holders to receive the Redemption Price, but without any interest or other additional amount, except as provided in paragraph (a)(i) of Section 2.1. Upon surrender in accordance with the Notice of Redemption of the certificates for any shares so redeemed (properly endorsed or assigned for transfer, if the Board of Trustees shall so require and the Notice of Redemption shall so state), the Redemption Price shall be paid by the Tender and Paying Agent to the Holders of VRDM Shares subject to redemption. In the case that fewer than all of the shares represented by any such certificate are redeemed, a new certificate shall be issued, representing the unredeemed shares, without cost to the Holder thereof. The Fund shall be entitled to receive from the Tender and Paying Agent, promptly after the date fixed for redemption, any cash or other Deposit Securities deposited with the Tender and Paying Agent in excess of (i) the aggregate Redemption Price of the VRDM Shares called for redemption on such date and (ii) all other amounts to which Holders of VRDM Shares called for redemption may be entitled. Any funds so deposited that are unclaimed at the end of 90 days from such Redemption Date shall, to the extent permitted by law, be repaid to the Fund, after which time the Holders of VRDM Shares so called for redemption may look only to the Fund for payment of the Redemption Price and all other amounts to which they may be entitled. The Fund shall be entitled to receive, from time to time after the date fixed for redemption, any interest on the funds so deposited. Notwithstanding the foregoing, VRDM Shares will be deemed to be Outstanding for purposes of the VRDM Purchase Agreement until redeemed by the Fund.

(e) Modification of Redemption Procedures. Notwithstanding the foregoing provisions of this Section 2.11, the Fund may, in its sole discretion, modify the procedures set forth above with respect to notification of redemption for the VRDM Shares, provided that such modification does not materially and adversely affect the Holders of the VRDM Shares or cause the Fund to violate any law, rule or regulation; and provided further that no such modification shall in any way alter the obligations of the Tender and Paying Agent without its prior written consent. Furthermore, if in the sole discretion of the Board of Trustees, after consultation with counsel, modification of the foregoing redemption provisions are permissible under the rules and regulations or interpretations of the SEC and the Code (including in respect of the treatment of the VRDM Shares as stock for U.S. federal income tax purposes) with respect to the redemption of VRDM Shares owned by the Liquidity Provider, the Fund, without shareholder approval, by resolution of the Board of Trustees, may modify such redemption procedures.

2.12. Purchase Obligation. As long as Series B Shares are Outstanding in the Variable Rate Demand Mode, the Fund shall maintain a VRDM Purchase Agreement providing for a Purchase Obligation with a Liquidity Provider with short-term debt ratings in one of the two highest ratings categories from the Requisite NRSROs or such other short-term debt ratings, if any, as may be required for the VRDM Shares to satisfy the eligibility criteria under Rule 2a-7 under the 1940 Act on an ongoing basis to the extent that the Fund can do so on a commercially reasonable basis as determined in the sole discretion of the Board of Trustees. If the Fund maintains a VRDM Purchase Agreement providing for a Purchase Obligation, the provisions herein relating to the Liquidity Provider shall be operative and the following shall apply:

(a) The Fund shall notify, or cause the Tender and Paying Agent to notify, Holders by Electronic Means, or by first class mail, postage prepaid, in the case in which VRDM Shares are in physical form outside the book-entry system of the Securities Depository, (A) of the occurrence of a Mandatory Tender Event or Mandatory Purchase Event, (B) in the event that there is a substitute Liquidity Provider (including, but not limited to, as to the Liquidity Provider, its consolidation or amalgamation with, or merger with and into, another entity, or the transfer of all or substantially all of the Liquidity Provider’s assets to another entity), such notice to be provided at least seven days’ prior to any such substitution, or (C) of any downgrade in the short-term or long-term rating of the VRDM Shares or the short-term rating of the Liquidity Provider by an NRSRO then rating the VRDM Shares or the Liquidity Provider, as applicable.

(b) In the event of a Failed Remarketing Condition, the Fund will require in the Tender and Paying Agent Agreement that the Tender and Paying Agent will notify the Fund and Holders by telephone or Electronic Means, or by first class mail, postage prepaid, in the case in which VRDM Shares are in physical form outside the book-entry system of the Securities Depository, of such Failed Remarketing Condition.

(c) Each VRDM Share shall be subject to Tender to the Tender and Paying Agent for Remarketing on the related Purchase Date or, in the event (i) no Remarketing occurs or (ii) pursuant to an attempted Remarketing, VRDM Shares remain unsold and the Remarketing Agent does not purchase for its own account the unsold VRDM Shares tendered to the Tender and Paying Agent for Remarketing (provided that the Remarketing Agent may seek to sell such VRDM Shares in a subsequent Remarketing prior to the Purchase Date), for purchase by the Liquidity Provider on such Purchase Date pursuant to a Final Notice of Purchase. If there is no Tender and Paying Agent or the Tender and Paying Agent does not perform such obligation pursuant to the VRDM Purchase Agreement, Beneficial Owners and their Agent Members shall have the right to tender their VRDM Shares directly to the Liquidity Provider, pursuant to a Final Notice of Purchase. In the event there is no Tender and Paying Agent or for any reason the Tender and Paying Agent does not, or in the reasonable judgment of the Fund will not, perform its obligations under the VRDM Purchase Agreement, the Fund (i) upon becoming aware thereof, shall promptly notify the Liquidity Provider, the Remarketing Agent and the Holders by Electronic Means of such event, and (ii) so long as such event is continuing, shall use its best efforts to direct the Remarketing Agent to forward, concurrently with the delivery thereof to the Liquidity Provider or as promptly as practicable thereafter, any Remarketing Notice to each Beneficial Owner or Holder tendering VRDM Shares that are the subject of such notice.

(d) The Fund will require in the Tender and Paying Agent Agreement that, pursuant to a Tender, VRDM Shares that are not sold in a Remarketing will be tendered by the Tender and Paying Agent to the Liquidity Provider, for payment of the Purchase Price by the Liquidity Provider on the Purchase Date pursuant to the VRDM Purchase Agreement.

(e) Except as set forth in Section 2.11(b)(ii) in connection with a mandatory redemption of VRDM Shares, the Fund shall have no obligation to purchase VRDM Shares acquired by the Liquidity Provider, pursuant to the VRDM Purchase Agreement or otherwise.

(f) VRDM Shares are subject to Mandatory Purchase by the Liquidity Provider, upon the occurrence of a Mandatory Purchase Event. Promptly following the occurrence of a Mandatory Purchase Event, and in any event within three (3) Business Days thereafter, the Fund, or the Tender and Paying Agent at the direction of the Fund (provided, that the Tender and Paying Agent may require up to two (2) Business Days prior notification by Electronic Means by the Fund), shall provide a Mandatory Purchase Notice by Electronic Means to the Holders and the Liquidity Provider, specifying a Mandatory Purchase Date for all Outstanding VRDM Shares. The Mandatory Purchase Date shall not be later than seven days following the date a Mandatory Purchase Notice is sent to Holders by Electronic Means, and in any event shall be not later than the Business Day immediately preceding the termination of the VRDM Purchase Agreement. Any notice given in respect of a Mandatory Purchase under this Supplement shall be conclusively presumed to have been duly given, whether or not the Holders or Beneficial Owners receive such notice. Upon the occurrence of a Mandatory Purchase Event, all Outstanding VRDM Shares automatically shall be subject to Mandatory Purchase by the Liquidity Provider, at the Purchase Price on the Mandatory Purchase Date, including any VRDM Shares tendered pursuant to an Optional Tender or Mandatory Tender for which the Purchase Date has not yet occurred.

(g) In the event VRDM Shares are issued in certificated form outside the book-entry system of the Securities Depository and a Holder fails to deliver such VRDM Shares to which a Mandatory Purchase relates, on or prior to the Mandatory Purchase Date, the Holder of such VRDM Shares will not be entitled to any payment (including any accumulated but unpaid dividends thereon, whether or not earned or declared) other than the Purchase Price of such undelivered VRDM Shares as of the scheduled Purchase Date. Any such undelivered VRDM Shares will be deemed to be delivered to the Tender and Paying Agent, and the Tender and Paying Agent will place stop-transfer orders against the undelivered VRDM Shares. Any moneys held by the Tender and Paying Agent for the purchase of undelivered VRDM Shares shall be held in a separate account, shall not be invested, and shall be held for the exclusive benefit of the Holder of such undelivered VRDM Shares. The undelivered VRDM Shares shall be deemed to be no longer Outstanding (except as to entitlement to payment of the Purchase Price), and the Fund will issue to the purchaser replacement VRDM Share certificates in lieu of such undelivered VRDM Shares.

(h) So long as the VRDM Shares are Outstanding in the Variable Rate Demand Mode, the Fund shall use its best efforts to engage at all times a Tender and Paying Agent to perform the duties specified in this Supplement and the Statement, the Tender and Paying Agent Agreement and the VRDM Purchase Agreement with respect to the Tender and Paying Agent.

The provisions of paragraphs (a) through (g) of this Section 2.12 may be amended by the Board of Trustees, by resolution duly adopted, without shareholder approval in order to conform to a VRDM Purchase Agreement providing a Purchase Obligation.

2.13. Transfers.

(a) Unless otherwise permitted by the Fund, a Beneficial Owner or Holder may sell, transfer or otherwise dispose of VRDM Shares only in whole shares and only pursuant to a Remarketing in accordance with the Remarketing Procedures, provided, however, that (a) a sale, transfer or other disposition of VRDM Shares from a Beneficial Owner who holds shares through an Agent Member to another Beneficial Owner who holds shares through the same Agent Member shall be permitted, and (b) in the case of all transfers other than pursuant to Remarketings, the Agent Member (or other Person, if permitted by the Fund) to whom such transfer is made shall advise the Remarketing Agent. The Fund has not registered the VRDM Shares under the Securities Act. Accordingly, the VRDM Shares are subject to restrictions on transferability and resale and may only be purchased by and sold to “qualified institutional buyers” (as defined in Rule 144A under the Securities Act or any successor provision) in accordance with Rule 144A under the Securities Act or any successor provision or any exemption from registration available and otherwise in accordance with the legend set forth on the face of the VRDM Shares.

(b) The Investment Adviser, affiliated persons of the Investment Adviser (as defined in Section 2(a)(3) of the 1940 Act) (other than the Fund, in the case of a purchase of VRDM Shares which are to be cancelled within 10 days of purchase by the Fund), and Persons over which the Investment Adviser, or affiliated persons of the Investment Adviser (as defined in Section 2(a)(3) of the 1940 Act), exercise discretionary investment or voting authority (other than the Fund, in the case of a purchase of VRDM Shares which are to be cancelled within 10 days of purchase by the Fund), are not permitted to purchase, directly or indirectly, VRDM Shares without the prior written consent of the Liquidity Provider, and any such purchases without such consent shall be void ab initio; provided, however, that the Fund shall give prompt notice to Beneficial Owners by Electronic Means upon any of the foregoing Persons, singly or in the aggregate, acquiring a beneficial interest in 20% or more of the VRDM Shares; provided, further, that, without regard to the preceding requirements, purchases of VRDM Shares may be made by broker-dealers that are affiliated persons of the Investment Adviser in riskless principal transactions with respect to such purchases of VRDM Shares.

(c) If at any time the Fund is not furnishing information to the SEC pursuant to Section 13 or 15(d) of the Exchange Act, in order to preserve the exemption for resales and transfers under Rule 144A, the Fund shall furnish, or cause to be furnished, to holders of VRDM Shares and prospective purchasers of VRDM Shares, upon request, information with respect to the Fund satisfying the requirements of subsection (d)(4) of Rule 144A.

2.14. Miscellaneous.

(a) Amendment of or Supplements to this Supplement. To the extent permitted by the Statement and the VRDM Fee Agreement, the Board of Trustees, without the vote of the Holders of the VRDM Shares, may interpret, supplement or amend the provisions of this Supplement, including replacing One-Month Term SOFR as provided in the definition thereof.

(b) Purchase Obligation Part of VRDM Shares. Each Holder and Beneficial Owner, by virtue of acquiring VRDM Shares, is deemed to have agreed, for U.S. federal income tax purposes, to treat the Purchase Obligation as part of the VRDM Shares rather than as a separate property right.

(c) Treatment of Series B Shares as Stock. Each Holder and Beneficial Owner, by virtue of acquiring Series B Shares, is deemed to have agreed, for U.S. federal income tax purposes, to treat the Series B Shares as stock in the Fund.

(d) Termination. Upon the earlier to occur of (a) no Series B Shares being Outstanding or (b) the successful transition to a new Mode for the Series B Shares, all rights and preferences of the Series B Shares under this Supplement hereunder shall cease and terminate, and all obligations of the Fund under this Supplement with respect to the Series B Shares shall terminate.

(e) Applicable Law. For purposes of the Section entitled “Designation of Series B Shares” in this Statement and all of the provisions in this Statement and the applicable Supplement relating to any payment of dividends, purchase or redemption of shares, and payment and distribution to Holders of Series B Shares upon dissolution of the Fund on or in respect of the Series B Shares, including, without limitation, Sections 2, 9, 10 and 11(h) of the Statement and Sections 2.1 and 2.11 of this Supplement, applicable law shall include sections 151, 160, 170, 173 and 281 of the Delaware General Corporation Law, including any successor provisions, as if the Fund were a Delaware corporation subject to the Delaware General Corporation Law.

(f) Exemption from Delaware Control Share Acquisition Statute for the Liquidity Provider and the Remarketing Agent. The acquisition of VRDM Shares by the Liquidity Provider, or any of its Affiliates, or the Remarketing Agent, or any of its Affiliates, shall be exempt from the application of Subchapter III of the Delaware Statutory Trust Act , and accordingly the voting rights of the VRDM Shares owned by the Liquidity Provider, or any of its Affiliates, or the Remarketing Agent, or any of its Affiliates, shall not be affected thereby. “Affiliate,” as used in this paragraph (f), means a Person that directly, or indirectly through one or more intermediaries, controls, or is controlled by, or is under common control with, the Person specified, and “control” means beneficial ownership directly, or indirectly through one or more intermediaries, of more than 50 per centum of the voting securities or partnership interests in any Person other than an individual.

ARTICLE 3

TRANSITION TO NEW MODE

3.1. Election and Notice of Mode Change.

(a) General. The Fund, at its option, may elect to terminate the Variable Rate Demand Mode and change the Series B Shares to a new Mode. Transition to a new Mode shall be effective only if (A) notice thereof shall have been given in accordance with paragraph (b) and paragraph (c)(ii)(A) of this Section 3.1, (B) no Series B Shares are owned by the Liquidity Provider pursuant to the Purchase Obligation on the proposed first day of such new Mode and full cumulative dividends and any amounts due with respect to redemptions payable prior to such date have been paid in full, in each case, on the Series B Shares, and (C) if any Notice of Redemption shall have been provided by the Fund pursuant to paragraph (c) of Section 2.11 with respect to any Series B Shares, the Redemption Price with respect to such shares shall have been deposited with the Tender and Paying Agent. Subject to (i) the notice requirement in the immediately preceding sentence, and (ii) the tax opinion requirement set forth below, the Fund may select any day that is a Business Day, and for which the next calendar day is also a Business Day, as the Mode Termination Date, with the new Mode to commence on the Business Day immediately following the Mode Termination Date (the “New Mode Commencement Date”) and end not later than the Term Redemption Date. The terms of the new Mode may not, in any event, affect the parity ranking of Series B Shares relative to each other or to any other series of Preferred Shares of the Fund then outstanding with respect to dividends or distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund. The Fund shall use its best efforts to cause the transition to a new Mode and the terms and conditions of such new Mode to be consistent with the continuing qualification of the Series B Shares as equity in the Fund for U.S. federal income tax purposes, and it shall be a condition precedent to such transition that the Fund shall have received an opinion of counsel to the effect that the Series B Shares will continue to qualify as equity in the Fund for U.S. federal income tax purposes.

(b) Notice of Proposed Mode Change. If the Fund proposes to change the Series B Shares to a new Mode pursuant to paragraph (a) above, not less than 20 (or such lesser number of days as may be agreed to from time to time by the Remarketing Agent) nor more than 30 days prior to the date the Fund proposes to designate as the New Mode Commencement Date, a notice (a “Notice of Proposed Mode Change”) shall be sent by the Fund by Electronic Means (or by first-class mail, postage prepaid, where the Series B Shares are in physical form outside the book-entry system of the Securities Depository) to the Holders of Series B Shares with copies provided to the Remarketing Agent, the Tender and Paying Agent and the Liquidity Provider. Each such notice shall state (A) that the Fund may exercise its option to designate a new Mode for the Series B Shares, specifying the New Mode Commencement Date, (B) that the Fund will, by 11:00 a.m., New York City time, on the second Business Day immediately preceding such proposed New Mode Commencement Date (or by such later time or date, or both, as may be agreed to by the Remarketing Agent) notify the Remarketing Agent of either (x) its determination, subject to certain conditions, to exercise such option, or (y) its determination not to exercise such option, and (C) that such new Mode shall not commence if (1) any Series B Shares are owned by the Liquidity Provider pursuant to the Purchase Obligation on the proposed New Mode Commencement Date or (2) full cumulative dividends or any amounts due with respect to redemptions payable prior to the proposed New Mode Commencement Date have not been paid in full, in each case, on the Series B Shares.

(c) Notices in Respect of a Mode Change. (i) The Fund shall deliver a notice of Mode change (a “Notice of Mode Change”) in accordance with paragraph (ii)(A) below or a notice that the Fund is electing not to designate a new Mode in accordance with paragraph (ii)(B) below, as applicable:

(ii) No later than 11:00 a.m., New York City time, on the second Business Day immediately preceding the proposed New Mode Commencement Date as to which notice has been given as set forth in paragraph (b) above (or such later time or date, or both, as may be agreed to by the Remarketing Agent), the Fund shall deliver to the Remarketing Agent, the Tender and Paying Agent and the Liquidity Provider either:

(A) a Notice of Mode Change stating (1) that the Fund has determined to commence a new Mode for the Series B Shares on the New Mode Commencement Date, specifying the same and such date, and (2) that such new Mode shall not commence if (x) any Series B Shares are owned by the Liquidity Provider pursuant to the Purchase Obligation on the proposed New Mode Commencement Date or (y) full cumulative dividends or any amounts due with respect to redemptions payable, in each case, on Series B Shares, prior to such New Mode Commencement Date have not been paid in full; or

(B) a notice stating that the Fund has determined not to exercise its option to designate a new Mode for Series B Shares and that the next succeeding Dividend Reset Period of Series B Shares shall be a Subsequent Dividend Reset Period.

(d) Failure to Deliver Notice of Mode Change. If the Fund fails to deliver the notice described in paragraph (c)(ii)(A) above of any proposed Mode Change to the Remarketing Agent, the Tender and Paying Agent and the Liquidity Provider by 11:00 a.m., New York City time, on the second Business Day immediately preceding the proposed New Mode Commencement Date (or by such later time or date, or both, as may be agreed to by the Remarketing Agent, the Tender and Paying Agent and the Liquidity Provider), the Fund shall be deemed to have delivered a notice to the Remarketing Agent, the Tender and Paying Agent and the Liquidity Provider with respect to such proposed Mode change to the effect set forth in paragraph (c)(ii)(B) above.

(e) Mandatory Tender in Connection With Mode Change. The provision by the Fund of a Notice of Proposed Mode Change constitutes a Mandatory Tender Event as provided in the definition thereof, and the related Mandatory Tender shall be conducted in accordance with Section 2.5 and Section 2.6.

IN WITNESS WHEREOF, Invesco Senior Income Trust has caused these presents to be signed as of October 24, 2024, in its name and on its behalf by its Assistant Secretary and attested by its Assistant Secretary. Such officers of the Fund have executed this Supplement as officers and not individually, and the obligations of the Fund set forth in this Statement are not binding upon any such officers, or the trustees of the Fund or shareholders of the Fund, individually, but are binding only upon the assets and property of the Fund.

INVESCO SENIOR INCOME TRUST

By:	/s/ Sean Ryan
Name: Sean Ryan
Title: Assistant secretary

ATTEST:

/s/ Alissa clare
Name: Alissa clare
Title: Assistant secretary

Signature Page to Supplement (VVR Series B)